MURPHY
                                   NEW WORLD
                                     FUNDS

                       -- Murphy New World Technology
                                  (MNWTX)
                       -- Murphy New World Biotechnology
                                  (MNWBX)
                       -- Murphy New World Technology
                          Convertibles
                                   (MNWCX)




                                     [LOGO]

                                 ANNUAL REPORT
                               NOVEMBER 30, 2000

Dear Shareholder:

     In the 1929 Crash, stocks dropped 42% from their peak. In calendar 2000, the NASDAQ Composite Index dropped 52% from its peak. It was a very tough year. For the fiscal year, the Murphy New World Biotechnology Fund rose 59.99%. Lisa Morgenthaler is the portfolio manager of this fund - I am the Chief Investment Officer - and she did a superb job of navigating through a tricky but ultimately very rewarding year.
     I thought at the end of August that the two earlier declines in March/April and July had taken much of the risk out of electronics technology stocks, so I went fully invested in the Murphy New World Technology Fund and the Murphy New World Technology Convertibles Fund. Although end user demand for most technology products held up well, with record sales of cellular phones, personal computers, semiconductors and semiconductor equipment for the year, Wall Street's negative predictions managed to scare companies into lowering inventories. This "inventory recession" caused a flat December quarter throughout the technology sector and sharp declines in stock prices. The Technology Fund lost 48.7% for the fiscal year and the Technology Convertibles Fund lost 11.7%.
     The good news about inventory corrections is that they don't last long, because a company can only reduce inventories once. Also, an inventory correction leaves the whole supply chain low on parts, so if end user demand doesn't slow down, there can be a real scramble for parts at escalating prices. This is a possibility in the second half of 2001. For this reason, I am keeping the Technology and Technology Convertible Funds fully invested, with an emphasis on semiconductor and component companies.
     Bull markets don't come out of the blue; they come out of bear markets. The worst NASDAQ year before 2000 was 1974, when the Composite Index fell 35.1%. It then rose for six years straight and eight of the next nine years, starting with gains of 29.8% in 1975 and 26.1% in 1976.
     It's hard to have two bad years in a row in technology stocks because the underlying businesses are growing so rapidly. A company that's growing 35% a year might start a year like 2000 with its stock at a price/earnings ratio of 70x. If the stock dropped 40% in 2000 and then doesn't recover, by the end of 2001 the P/E ratio will be only 23x. Even if the stock just recovers to where it started 2000, the P/E ratio will decline to 38x - about equal to its growth rate.
     I believe all three funds are well-positioned for 2001 and thank you for your continued investment in the technology revolution that is changing all our lives.

Very truly yours,

Michael Murphy, CFA
Chief Investment Officer


                                 MONTEREY FUNDS
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2000

MURPHY NEW WORLD
TECHNOLOGY FUND
--------------------------------------------------------------------------------
      Shares                                                           Value
--------------------------------------------------------------------------------

COMMON STOCKS 90.74%
                 BIOTECHNOLOGY 4.92%
       4,500     PE Corp-Calera Genomics Grp.* ...................  $   187,313
                                                                    -----------

                 BROADCAST SERVICE 6.48%
      37,000     ACTV Inc.* ......................................      246,281
                                                                    -----------

                 COMMUNICATION EQUIPMENT 4.84%
      14,000     DMC Stratex Networks Inc.* ......................      184,188
                                                                    -----------

                 ELECTRONIC COMPONENTS 18.39%
      13,000     C-Cube Microsystems* ............................      196,219
       8,000     Conexant Systems Inc.* ..........................      162,750
       3,800     Micron Technology* ..............................      119,700
         700     PMC-Siera Inc.* .................................       64,509
       4,000     Xilinx Inc.* ....................................      156,125
                                                                    -----------
                                                                        699,303
                                                                    -----------

                 INTERNET SOFTWARE 3.21%
      18,000     Persistence Software* ...........................      122,062
                                                                    -----------

                 RESEARCH SERVICES 4.22%
      10,000     GeneLogic Inc.* .................................      160,625
                                                                    -----------

                 SEMIC-CONDUCTOR EQUIPMENT 4.60%
       3,000     Lam Research* ...................................       44,906
       5,000     Novellua Systems Inc.* ..........................      130,000
                                                                    -----------
                                                                        174,906
                                                                    -----------

                 SEMI-CONDUCTORS 29.17%
       9,500     Intel Corp. .....................................      361,890
       5,500     KLA-Tencor Corp.* ...............................      151,078
      14,900     Lsi Logic Corp.* ................................      268,200
       8,000     Taiwan Semiconductor* ...........................      134,500
       4,500     Vitesse Semiconductor Corp.* ....................      193,922
                                                                    -----------
                                                                      1,109,590
                                                                    -----------
MURPHY NEW WORLD
TECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
 Shares/Principal Value                                                 Value
--------------------------------------------------------------------------------

                 SOFTWARE 11.63%
      15,000     Omnis Technology Corp.* .........................  $    59,063
       4,400     Wind River Systems* .............................      175,175
      28,000     Versata Inc.* ...................................      208,250
                                                                    -----------
                                                                        442,488
                                                                    -----------

                 TELECOMMUNICATIONS 3.27%
      10,000     Global Crossing Ltd.* ...........................      124,375
                                                                    -----------

TOTAL COMMON STOCKS
                 (cost $6,030,638) ...............................    3,451,131
                                                                    -----------

BONDS AND NOTES 0.01%
    $ 60,000     System Software Associates 7.00%,*+
                     due 9/15/02 (cost $450) .....................          450
                                                                    -----------

SHORT TERM INVESTMENTS 4.80%
                 MUTUAL FUNDS 4.80%
     182,617     Firstar Treasury Fund
                 (cost $182,617) .................................      182,617
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS .....................................      182,617
                                                                    -----------

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
                 (costs $6,213,705)...............................    3,634,198
                                                                    -----------

REPURCHASE AGREEMENTS 12.80%
    $487,000     Firstar Bank 4.25%, due December 1, 2000,
                 collateralized by the following:
                 FHLMC, 7.34%, due 06/05/06 ($496,661)
                 (cost $487,000)..................................      487,000
                                                                    -----------

TOTAL INVESTMENTS
                 (cost $6,700,705) ......................  108.34%    4,121,198
LIABILITIES LESS OTHER ASSETS ...........................   (8.35%)    (317,685)
                                                           -------  -----------
TOTAL NET ASSETS ........................................  100.00%  $ 3,803,513
                                                           =======  ===========


* Non income producing security



                       See notes to financial statements


                                      -3-




                                 MONTEREY FUNDS
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2000

MURPHY NEW WORLD
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
      Shares                                                           Value
--------------------------------------------------------------------------------

COMMON STOCKS 102.21%
                 BIOTECHNOLOGY 41.42%
       8,000     Abgenix Inc.* ...................................  $   390,750
       8,000     Affymetrix Inc.* ................................      471,500
       7,000     Alkermes Inc.* ..................................      208,687
       8,000     Alteon Inc.* ....................................       44,000
       7,000     Aurora Biosciences* .............................      223,781
       8,000     Biogen Inc.* ....................................      438,250
      12,000     Cell Genesys Inc.* ..............................      238,125
      12,000     Celera Genomics* ................................      499,500
       2,000     Celgene Corp.* ..................................      114,062
       8,000     Chiron Corp.* ...................................      327,250
       7,000     Corixa Corporation* .............................      219,406
       4,000     Diversa Corp.* ..................................       77,750
      10,000     EntreMed Inc.* ..................................      175,313
       2,000     Enzon Inc.* .....................................      111,313
       6,000     Exelixis Inc.* ..................................       86,625
       8,000     Gene Logic Inc.* ................................      128,500
       9,000     Genentech Inc.* .................................      612,563
      10,000     Genta Inc.* .....................................       73,125
       5,000     Genzyme-Molecular Oncology* .....................       56,719
      15,000     Genzyme Transgenics Corp.* ......................      241,406
      10,000     Geron Corp.* ....................................      165,625
       8,000     Human Genome Sciences Inc.* .....................      497,000
       6,000     Imclone Systems Inc.* ...........................      267,000
       8,000     Immunex Corp.* ..................................      297,250
       5,000     Invitrogen Corp.* ...............................      360,156
       7,000     Maxygen Inc.* ...................................      210,656
       4,000     Medarex Inc.* ...................................      142,500
       2,000     Myriad Genetics Inc.* ...........................      140,813
       9,000     Orchid Biosciences Inc.* ........................       91,125
       2,000     Applera Corp. - Applied Biosystem* ..............      165,250
       4,000     Protein Design Labs* ............................      308,875
       7,000     Sepracor Inc.* ..................................      511,219
       3,000     Sequenom Inc.* ..................................       45,469



MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
      Shares                                                           Value
--------------------------------------------------------------------------------
       8,000     Serologicals Corp.* .............................  $    76,500
      10,000     Targeted Genetics Corp.* ........................       84,688
      35,000     Xoma LTD* .......................................      315,547
                                                                    -----------
                                                                      8,418,298
                                                                    -----------

                 DIAGNOSTIC SUBSTANCES 0.11%
       5,000     Gene Labs Technologies Inc.* ....................       21,718
                                                                    -----------

                 DRUG MANUFACTURERS 1.44%
       2,000     ICOS Corporation*                                       77,562
       5,000     Pharmacyclics Inc.*                                    215,469
                                                                    -----------
                                                                        293,031
                                                                    -----------

                 FINANCIAL 38.14%
      50,000     Biotech Holders Trust* ..........................    7,753,124
                                                                    -----------

                 MEDICAL EQUIPMENT & Supplies 0.41%
       2,000     Aclara Biosciences Inc.* ........................       23,437
       6,000     Eclipse Surgical Technologies* ..................        8,906
       2,000     Genomic Solutions* ..............................       14,688
      10,000     KeraVision, Inc.* ...............................        6,094
       5,000     Vasomeical Inc.* ................................       13,594
       2,000     Virologic Inc.* .................................       17,250
                                                                    -----------
                                                                         83,969
                                                                    -----------

                 PHARMACEUTICALS 12.90%
       4,000     Alexion Pharmaceuticals Inc.* ...................      333,625
       5,000     Amylin Pharmaceuticals Inc.* ....................       54,844
       4,000     Arena Pharmaceutical Inc.* ......................       79,125
       2,000     Biochem Pharmaceuticals Inc.* ...................       48,500
       2,000     Caliper Technologies Corp.* .....................       89,313
      10,000     Cortex Pharmaceuticals Inc. .....................       22,969
       5,000     Gilead Sciences Inc.* ...........................      407,344
       7,000     Medimmune Inc.* .................................      371,656
      12,000     Millennium Pharmaceuticals* .....................      582,375


                       See notes to financial statements


                                      -4-





                                 MONTEREY FUNDS
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2000

MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
      Shares                                                           Value
--------------------------------------------------------------------------------

       2,000     NPS Pharmaceuticals Inc.* .......................  $    77,624
      11,000     Onyx Pharmaceuticals Inc.* ......................      152,625
       7,000     Praecis Pharmaceuticals Inc.* ...................      173,906
       2,000     Progencis Pharmaceuticals Inc.* .................       46,875
       2,000     Ribozyme Pharmaceuticals Inc.* ..................       28,813
      10,000     Siclone Pharmaceuticals Inc.* ...................       39,844
       2,000     Vertex Pharmaceuticals Inc.* ....................      111,687
                                                                    -----------
                                                                      2,621,125
                                                                    -----------

                 SERVICES 3.27%
       8,000     Deltagen Inc.* ..................................       97,750
      10,000     Lexicon Genectics Inc.* .........................      132,188
     101,000     MediaLogic, Inc.* ...............................      236,719
       2,000     Paradigm Genetics Inc.* .........................       19,250
       2,000     Pharmacopeia Inc.* ..............................       43,313
       2,000     Trimeris Inc.* ..................................      136,374
                                                                    -----------
                                                                        665,594
                                                                    -----------

                 THERAPEUTICS 4.52%
      10,000     Avant Immunoterapeutics Inc.* ...................       79,688
       4,000     Cor-Therapeutics Inc.* ..........................      141,500
       5,000     Genome Therepeutics Corp.* ......................       58,281
       2,000     Inhale Thereputic Systems Inc.* .................       77,750
       7,500     Lynx Therapeutics Inc.* .........................       89,297
      44,250     Nexell Therapeutics Inc.* .......................      146,578
       3,000     QLT PhotoTherepeutic Inc.* ......................      131,813
       4,000     United Therepeutics* ............................      193,874
                                                                    -----------
                                                                        918,781
                                                                    -----------

TOTAL COMMON STOCKS
                 (cost $25,771,442) ..............................   20,775,640
                                                                    -----------

LONG OPTIONS 0.05%
          50     Transkaryotic Therapies Inc, Call Dec/50.00
                 (cost $25,840) ..................................       10,625
                                                                    -----------




MURPHY NEW WORLD
BIOTECHNOLOGY FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                  Value
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 7.39%
                 U.S. GOVERNMENT SECURITIES 2.46%
    $500,000     U.S. Treasury Bill 5.870%, 12/07/00
                 (cost $499,511) .................................  $   499,511
                                                                    -----------

                 MUTUAL FUNDS 4.93%
   1,002,299     Firstar Treasury Fund
                 (cost $1,002,299) ...............................    1,002,299
                                                                    -----------

TOTAL SHORT TERM INVESTMENTS
                 (cost $1,501,810)................................    1,501,810
                                                                    -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
                 (cost $27,299,092) ..............................   22,288,075
                                                                    -----------

CAPITAL REPURCHASE AGREEMENTS 1.00%
    $204,000     Firstar Bank 4.25%, due December 01, 2000
                 collateralized by the following:
                 FHLMC, 7.34%, due 06/05/06 ($208,047)
                 (cost $204,000) .................................      204,000
                                                                    -----------

TOTAL INVESTMENTS
                 (cost $27,503,092) .....................  110.65%   22,492,075
Liabilities less other assets ...........................  (10.65%)  (2,166,376)
                                                           -------  -----------
TOTAL NET ASSETS ........................................  100.00%  $20,325,699
                                                           =======  ===========





*Non income producing security


                       See notes to financial statements

                                      -5-




                                 MONTEREY FUNDS
                   SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2000

MURPHY NEW WORLD
CONVERTIBLES FUND
--------------------------------------------------------------------------------
      Shares                                                           Value
--------------------------------------------------------------------------------

COMMON STOCKS 38.66%
                 COMPUTER EQUIPMENT & Software 6.06%
       3,900     Oracle Corp.* ...................................  $   103,472
                                                                    -----------

                 COMPUTER NETWORKS 4.77%
       1,700     Cisco Systems* ..................................       81,334
                                                                    -----------

                 ELECTRONICS 3.58%
       3,000     Conexant Systems Inc.* ..........................       61,031
                                                                    -----------

                 INTERNET 4.76%
       2,000     America Online, Inc.*                                   81,220
                                                                    -----------

                 SEMICONDUCTORS 12.14%
       1,900     Applied Materials Inc.* .........................       76,890
       2,000     Intel Corp. .....................................       76,188
       3,000     LSI Logic Corp.* ................................       54,000
                                                                    -----------
                                                                        207,078
                                                                    -----------

                 TELECOMMUNICATIONS 7.35%
       2,500     JDS Uniphase Corp.* .............................      125,469
                                                                    -----------

TOTAL COMMON STOCKS
                 (cost $828,030) .................................      659,604
                                                                    -----------

PREFERRED STOCKS 12.94%
                 TELECOMMUNICATIONS 12.94%
       1,600     Global Crossing Pfd Convertible* ................      220,800
                                                                    -----------

TOTAL PREFERRED STOCKS
                 (cost $406,800) .................................      220,800
                                                                    -----------



MURPHY NEW WORLD
CONVERTIBLES FUND (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                   Value
--------------------------------------------------------------------------------

CONVERTIBLE BONDS 49.11%
                 BIOTECHNOLOGY 38.11%
    $130,000     Affymetrix Inc., 4.75%, due 02/15/07 ............  $    85,475
     426,000     Glycomed Inc., 7.50% due 01/01/03 ...............      385,530
     125,000     Human Genome 3.75%, due 03/15/07 ................      100,625
     115,000     Incyte Genomics Conv., 5.50% due 02/01/07 .......       78,488
                                                                    -----------
                                                                        650,118
                                                                    -----------
                 ELECTRONICS 4.20%
     100,000     Vitesse Semiconductor., 4.00% due 03/15/05 ......       71,625
                                                                    -----------

                 FINANCIAL SERVICES 4.31%
     115,000     E Trade Group., 6.00% due 02/01/07 ..............       73,600
                                                                    -----------

                 SPECIALTY MATERIALS 2.49%
      60,000     Hexcel Corp., 7.00%, due 08/01/11 ...............       42,450
                                                                    -----------

TOTAL CONVERTIBLE BONDS
                 (cost $984,496) .................................      837,793
                                                                    -----------

SHORT TERM INVESTMENTS 5.03%
                 Mutual Funds 5.03%
      85,853     Firstar Treasury Fund
                 (cost $85,854) ..................................       85,854
                                                                    -----------

TOTAL SHORT TERM INVESTMENTS .....................................       85,854
                                                                    -----------

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
                 (cost $2,305,180) ...............................    1,804,051
                                                                    -----------

REPURCHASE AGREEMENTS 15.94%
    $272,000     Firststar Repo 4.25% due 12/01/00
                 collateralized by the following:
                 FHLMC, 7.34%, due 06/05/06 ($277,396)
                 (cost $272,000) .................................      272,000
                                                                    -----------
TOTAL INVESTMENTS
                 (cost $2,577,180) ....................    121.68%    2,076,051
LIABILITIES LESS OTHER ASSETS .........................    (21.68%)    (369,938)
                                                           -------  -----------
TOTAL NET ASSETS ......................................    100.00%  $ 1,706,113
                                                           ======   ===========


*Non income producing security


                       See notes to financial statements


                                      -6-



                                 MONTEREY FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2000


                                                                                                                   Murphy
                                                                                    Murphy         Murphy        New World
                                                                                  New World       New World      Technology
                                                                                 Technology     Biotechnology   Convertibles
                                                                                ---------------------------------------------
ASSETS
     Investments in securities, at value
             (Cost $6,213,705, $27,299,092, and $2,305,180, respectively) ...   $  3,634,198    $ 22,288,075    $  1,804,051
     Repurchase agreements
             (Cost $487,000, $204,000, and $272,000, respectively) ..........        487,000         204,000         272,000
     Receivable for securities sold .........................................              0         190,745               0
     Receivable for fund shares sold ........................................        434,807         437,318          66,969
     Income receivable ......................................................            741             744          28,504
     Due from investment adviser (Note 3) ...................................          3,511               0           3,655
     Due from broker ........................................................         17,676               0               0
     Prepaid expenses and other .............................................          9,665           3,375           4,197
                                                                                ------------    ------------     -----------
             Total assets ...................................................      4,587,598      23,124,257       2,179,376
                                                                                ------------    ------------     -----------

LIABILITIES
     Payable for securities purchased .......................................        584,101       2,149,910         451,969
     Payable for securities redeemed ........................................        182,463         472,298               0
     Due to investment adviser (Note 3) .....................................              0          20,405               0
     Due to broker ..........................................................              0         125,082             107
     Accrued expenses and other .............................................         17,521          30,863          21,187
                                                                                ------------    ------------     -----------
             Total liabilities ..............................................        784,085       2,798,558         473,263
                                                                                ------------    ------------     -----------

             Net assets .....................................................   $  3,803,513    $ 20,325,699    $  1,706,113
                                                                                ============    ============    ============

NET ASSETS
     Shares of beneficial interest, no par value;
             unlimited shares authorized ....................................   $  6,664,955    $ 19,138,985    $  2,271,390
     Undistributed net investment income (loss) .............................              0          23,919          69,400
     Accumulated net realized gain (loss) on
             investments ....................................................       (281,935)      6,173,812        (133,548)
     Net unrealized depreciation
             on investments .................................................     (2,579,507)     (5,011,017)       (501,129)
                                                                                ------------    ------------     -----------
     Net assets .............................................................   $  3,803,513    $ 20,325,699    $  1,706,113
                                                                                ============    ============    ============

     Net asset value, offering and redemption price per share ...............   $      10.75    $      11.82    $      24.53
                                                                                ============    ============    ============
     Shares outstanding .....................................................        353,662       1,719,833          69,543
                                                                                ============    ============    ============

                       See notes to financial statements


                                      -7-



                                 MONTEREY FUNDS
        STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 2000


                                                                                              Murphy
                                                                Murphy          Murphy      New World
                                                               New World      New World     Technology
                                                               Technology   Biotechnology  Convertibles
                                                            -------------------------------------------
INVESTMENT INCOME
     Interest ...........................................   $    42,273    $   310,481    $    93,037
     Dividends ..........................................           283          4,307         14,782
     Other Income .......................................             0              0          2,374
                                                            -----------    -----------    -----------
             Total investment income ....................        42,556        314,788        110,193
                                                            -----------    -----------    -----------

EXPENSES
     Adviser fees (Note 3) ..............................        45,069        153,418         12,870
     Distribution fees (Note 4) .........................        11,267         38,355          5,125
     Transfer agent fees ................................        17,931         18,145         18,396
     Administrative fees (Note 3) .......................        16,180         19,267         17,612
     Custodian fees .....................................         9,366         16,923          5,703
     Audit fees .........................................         9,820          9,633          9,798
     Legal fees .........................................         5,774          5,997          5,975
     Registration fees ..................................        17,990         21,072         18,159
     Trustees' fees .....................................         1,196          1,078          1,195
     Printing expense ...................................         2,716          3,801          3,500
     Postage expense ....................................           953          1,400          1,324
     Other expenses .....................................         1,653          1,780          1,689
                                                            -----------    -----------    -----------
             Total expenses .............................       139,915        290,869        101,346
     Less: Expense reimbursement from adviser (Note 3) ..       (50,229)             0        (60,552)
                                                            -----------    -----------    -----------
             Net expenses ...............................        89,686        290,869         40,794
                                                            -----------    -----------    -----------
             Net investment income (loss) ...............       (47,130)        23,919         69,399
                                                            -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments ............      (290,230)     6,181,241        (11,386)
     Net change in unrealized depreciation on investments    (2,985,427)    (4,877,189)      (383,812)
                                                            -----------    -----------    -----------
     Net gain (loss) on investments .....................    (3,275,657)     1,304,052       (395,198)
                                                            -----------    -----------    -----------
     Net increase (decrease) in net assets
             resulting from operations ..................   $(3,322,787)   $ 1,327,971    $  (325,799)
                                                            ===========    ===========    ===========



                       See notes to financial statements



                                 MONTERY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS





                                                                 Murphy                           Murphy
                                                                New World                       New World
                                                                Technology                    Biotechnology
                                                     --------------------------------------------------------------
                                                        Year ended      Year ended      Year ended      Year ended
                                                         Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                           2000            1999            2000            1999
                                                     --------------------------------------------------------------
OPERATIONS
        Net investment income (loss) .............   $    (47,130)   $    (19,713)   $     23,919    $        999
        Net realized gain (loss) on investments ..       (290,230)        115,284       6,181,241         345,002
        Net change in unrealized appreciation
                (depreciation) on investments ....     (2,985,427)        847,028      (4,877,189)        363,720
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets
                resulting from operations ........     (3,322,787)        942,599       1,327,971         709,721
                                                     ------------    ------------    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income .....              0               0               0               0
        Distributions from net realized gain .....        (29,969)              0        (128,662)              0
                                                     ------------    ------------    ------------    ------------
        Total distributions ......................        (29,969)              0        (128,662)              0
                                                     ------------    ------------    ------------    ------------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ............      8,878,237       2,777,662      33,756,994       1,082,198
        Dividends reinvested .....................         26,928               0         128,452               0
        Payment for shares redeemed ..............     (4,253,896)     (2,230,800)    (19,416,961)     (1,092,448)
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets
                from fund share transactions .....      4,651,269         546,862      14,468,485         (10,250)
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets ...............      1,298,513       1,489,461      15,667,794         699,471
        NET ASSETS, Beginning of Year ............      2,505,000       1,015,539       4,657,905       3,958,434
                                                     ------------    ------------    ------------    ------------
        NET ASSETS, End of Year ..................   $  3,803,513    $  2,505,000    $ 20,325,699    $  4,657,905
                                                     ============    ============    ============    ============

        Undistributed net investment income
                at end of year ...................   $          0    $          0    $     23,919    $        999
                                                     ============    ============    ============    ============

CHANGES IN SHARES OUTSTANDING
        Shares sold ..............................        428,129         172,509       2,586,679         156,398
        Shares issued on reinvestment
                of dividends .....................          1,176               0          17,572               0
        Shares redeemed ..........................       (193,998)       (141,404)     (1,497,255)       (162,600)
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in
                shares outstanding ...............        235,307          31,105       1,106,996          (6,202)
                                                     ============    ============    ============    ============



                                                               Murphy
                                                             New World
                                                             Technology
                                                            Convertibles
                                                     ------------------------------
                                                       Year ended     Year ended
                                                         Nov. 30,       Nov. 30,
                                                           2000          1999
                                                     ------------------------------

OPERATIONS
        Net investment income (loss) .............   $     69,399    $     53,260
        Net realized gain (loss) on investments ..        (11,386)        248,844
        Net change in unrealized appreciation
                (depreciation) on investments ....       (383,812)         72,890
                                                     ------------    ------------
        Net increase (decrease) in net assets
                resulting from operations ........       (325,799)        374,994
                                                     ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS
        Dividends from net investment income .....        (52,385)        (56,712)
        Distributions from net realized gain .....              0               0
                                                     ------------    ------------
        Total distributions ......................        (52,385)        (56,712)
                                                     ------------    ------------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold ............      1,709,793       2,397,905
        Dividends reinvested .....................         48,541          52,619
        Payment for shares redeemed ..............     (1,137,892)     (2,428,098)
                                                     ------------    ------------
        Net increase (decrease) in net assets
                from fund share transactions .....        620,442          22,426
                                                     ------------    ------------
        Net increase in net assets ...............        242,258         340,708
        NET ASSETS, Beginning of Year ............      1,463,855       1,123,147
                                                     ------------    ------------
        NET ASSETS, End of Year ..................   $  1,706,113    $  1,463,855
                                                     ============    ============

        Undistributed net investment income (loss)
                at end of year ...................   $     69,400    $     52,659
                                                     ============    ============

CHANGES IN SHARES OUTSTANDING
        Shares sold ..............................         53,217          96,131
        Shares issued on reinvestment
                of dividends .....................          1,797           2,452
        Shares redeemed ..........................        (36,195)        (98,588)
                                                     ------------    ------------
        Net Increase (decrease) in
                shares outstanding ...............         18,819              (5)
                                                     ============    ============




                       See notes to financial statements


                                      -9-


                                 MONTEREY FUNDS
               NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000


NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the Murphy New World Technology Fund, (the "Technology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; the Murphy New World Technology Biotechnology Fund, ("Biotechnology Fund"), long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology; the Murphy New World Technology Convertibles Fund, ("Convertibles Fund"), to maximize total return through a combination of capital appreciation and income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.


         REPURCHASE AGREEMENTS--Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

         If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FUTURES CONTRACTS--The Technology Fund, the Biotechnology Fund and the Convertibles Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund, it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000 (continued)


         The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

         Subsequent market fluctuations of securities sold short may require a Trust to purchase securities at prices which exceed the value reflected on the Statement of Assets and Liabilities.

         FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, the Funds paid no Federal Income taxes and no Federal income tax provision was required.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Technology Fund and Biotechnology Fund have an investment advisory agreement with Murphy Investment Management, Inc. ("Murphy"). whereby each Fund pays Murphy a fee, computed daily and payable monthly, at an annual rate of 1.00% of their respective net assets.

         The Convertibles Fund also has an investment advisory agreement with Murphy. The Convertibles Fund pays Murphy a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                    ASSETS                                 FEE RATE
                    ------                                 --------
               0 to $150 million ........................   0.625%
               $150 million to $250 million .............   0.500%
               Over $250 million ........................   0.375%

         For the year ended November 30, 2000 Murphy agreed to reimburse the Funds for expenses in excess of 1.99% of average net assets.

         The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to a monthly minimum.

NOTE 4.  DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes each Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.25%.

NOTE 5.  PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2000, were as follows:

                                           PURCHASES             SALES
                                           ---------             -----
Technology Fund ........................  $ 26,926,915      $  22,787,419
Biotechnology Fund .....................   168,881,746        149,420,846
Convertibles Fund ......................     8,198,438          6,636,064

         The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2000, were as follows:


                              IDENTIFIED      UNREALIZED      UNREALIZED
                                COST         APPRECIATION    DEPRECIATION      NET
                                ----         ------------    ------------      ---
Technology Fund .........  $  6,868,562      $   15,896    ($2,763,260) ($2,747,364)
Biotechnology Fund ......    29,452,196             824     (6,960,945)  (6,960,121)
Convertibles Fund .......     2,623,672          16,521       (564,142)    (547,621)

At November 30, 2000, the Technology Fund and Convertibles Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                              Capital loss carryovers expiring in:

                              Technology               Convertibles
                                 Fund                      Fund
                            ---------------            ------------
               2006           $  --                     $  87,056
               2008            122,373                      --
                              --------                  --------
                              $122,373                  $ 87,056
                              ========                  ========

                                 MONTEREY FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000 (continued)





                                 MONTEREY FUNDS
                          MURPHY NEW WORLD TECHNOLOGY
                              FINANCIAL HIGHLIGHTS


                                                   Year ended     Year ended      Year ended    Year ended    Year ended
                                                    Nov. 30,       Nov. 30,        Nov. 30,      Nov. 30,      Nov. 30,
                                                      2000           1999            1998         1997++        1996*
                                                   ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...........   $      21.17  $      11.64  $      19.18  $      20.51  $    17.81
                                                   ------------  ------------  ------------  ------------  ----------

Income From Investment Operations
Net investment loss ............................          (0.13)        (0.17)        (0.31)        (0.33)      (0.40)
Net realized and unrealized gain (loss)
        on investments .........................         (10.06)         9.70         (4.77)        (0.40)       4.86
                                                   ------------  ------------  ------------  ------------  ----------
Total from investment operations ...............         (10.19)         9.53         (5.08)        (0.73)       4.46
                                                   ------------  ------------  ------------  ------------  ----------

Less Distributions
Distributions from net realized gains ..........          (0.23)         0.00         (2.46)        (0.60)      (1.76)
                                                   ------------  ------------  ------------  ------------  ----------
Total distributions ............................          (0.23)         0.00         (2.46)        (0.60)      (1.76)
                                                   ------------  ------------  ------------  ------------  ----------
Net asset value, end of period .................   $      10.75  $      21.17  $      11.64  $      19.18  $    20.51
                                                   ============  ============  ============  ============  ==========

TOTAL RETURN ...................................         (48.71%)       81.87%       (28.51%)       (3.69%)     26.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........    $     3,804   $     2,505  $     1,016    $    1,439  $      886
Ratio of expenses to average net assets ........           1.99%         1.99%         2.44%         2.44%       2.34%
Ratio of expenses to average net assets,
        before reimbursement ...................           3.11%         6.10%         7.14%         8.13%      10.44%
Ratio of net investment income (loss) to average
        net assets .............................          (1.05%)       (1.32%)       (2.20%)       (1.96%)      2.06%
Portfolio turnover rate ........................         628.07%       434.84%       142.89%        57.01%      17.33%



*   Based on average shares outstanding.
++  On 12/13/96 Murphy Investment Management became the Fund's investment adviser.
    Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.


                       See notes to financial statements


                                      -12-



                                  MURPHY FUNDS
                         MURPHY NEW WORLD BIOTECHNOLOGY
                              FINANCIAL HIGHLIGHTS





                                                     Year ended     Year ended    Year ended    Year ended   Year ended
                                                      Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,
                                                        2000           1999          1998         1997++       1996*
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...........   $        7.60  $       6.39 $       8.07  $       7.19  $     6.74
                                                   -------------  ------------ ------------  ------------  ----------

Income From Investment Operations
Net investment income (loss) ...................            0.01          0.00        (0.15)        (0.16)      (0.17)
Net realized and unrealized gain (loss)
        on investments .........................            4.42          1.21        (1.53)         1.04        0.62
                                                   -------------  ------------ ------------  ------------  ----------
Total from investment operations ...............            4.43          1.21        (1.68)         0.88        0.45
                                                   -------------  ------------ ------------  ------------  ----------

Less Distributions
Distributions from net realized gains ..........           (0.21)         0.00         0.00          0.00        0.00
                                                   -------------  ------------ ------------  ------------  ----------
Total distributions ............................           (0.21)         0.00         0.00          0.00        0.00
                                                   -------------  ------------ ------------  ------------  ----------
Net asset value, end of period .................   $       11.82  $       7.60 $       6.39  $       8.07  $     7.19
                                                   =============  ===========  ============  ============  ==========

TOTAL RETURN ...................................           59.99%        18.94%      (20.82%)       12.24%       6.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........   $      20,326  $      4,658 $      3,958   $     2,353  $      231
Ratio of expenses to average net assets ........            1.89%         1.99%        2.44%         2.47%       2.65%
Ratio of expenses to average net assets,
        before reimbursement ...................            1.89%         3.27%        3.79%         8.58%      15.28%
Ratio of net investment income (loss) to average
        net assets .............................            0.16%         0.02%       (2.11%)       (1.98%)     (2.31%)
Portfolio turnover rate ........................        1,355.00%       313.79%      458.56%        15.09%       2.79%



*    Based on average shares outstanding.
++   On 12/13/96 Murphy Investment Management became the Fund's investment adviser.
     Prior to 12/13/96, Monitrend Investment Management Inc. was the Fund's investment adviser.



                       See notes to financial statements


                                      -13-




                                 MONTEREY FUNDS
                    MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES


                                             Year ended    Year ended    Year ended    Year ended    Year ended
                                              Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,
                                                2000          1999          1998         1997 ++        1996
                                             -------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $      28.86  $      22.14  $      26.52  $      26.64  $      21.42
                                           ------------  ------------  ------------  ------------  ------------

Income From Investment Operations
Net investment income ..................           1.01          1.05          1.19          0.21          0.01
Net realized and unrealized gain (loss)
 on investments ........................          (4.29)         6.79         (5.27)        (0.33)         5.23
                                           ------------  ------------  ------------  ------------  ------------
Total from investment operations .......          (3.28)         7.84         (4.08)        (0.12)         5.24
                                           ------------  ------------  ------------  ------------  ------------

Less Distributions
Dividends from net investment income ...          (1.05)        (1.12)        (0.30)         0.00         (0.02)
                                           ------------  ------------  ------------  ------------  ------------
Total distributions ....................          (1.05)        (1.12)        (0.30)         0.00         (0.02)
                                           ------------  ------------  ------------  ------------  ------------
Net asset value, end of period .........   $      24.53  $      28.86  $      22.14  $      26.52  $      26.66
                                           ============  ============  ============  ============  ============

TOTAL RETURN ...........................         (11.70%)       37.16%       (15.55%)       (0.45%)       24.49

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...   $      1,706  $      1,464  $      1,123  $      1,435  $      1,560
Ratio of expenses to average net assets            1.99%         1.99%         2.44%         2.44%         2.26%
Ratio of expenses to average net assets,
        before reimbursement ...........           4.94%         6.91%         6.94%         6.83%         5.11%
Ratio of net investment income
        to average net assets ..........           3.38%         3.99%         4.64%         0.76%         0.04%
Portfolio turnover rate ................         466.34%       156.08%        28.90%        85.91%        80.93%



++   On 12/13/96 Murphy Investment Management became the Fund's investment adviser.
     From 2/1/95 to 12/31/96 MidCap Associates, Inc. was the Fund's investment adviser.
     Prior to 2/1/95, Monitrend Investment Management Inc. was the Fund's investment adviser.


                       See notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Murphy New World Technology Fund, the Murphy New World Biotechnology Fund and the Murphy New World Technology Convertibles Fund, series of Monterey Mutual Fund, (the "Trust") at November 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to December 1, 1998 were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
December 22, 2000

                                 MONTEREY FUNDS
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2000


MURPHY NEW WORLD
TECHNOLOGY FUND

AVERAGE ANNUAL TOTAL RETURNS                      VALUE ON 11/30/00
----------------------------                      -----------------
1 year             (48.71%)                       Technology      $ 9,915
5 years             (4.10%)                       S&P 500         $32,221
Inception           (0.12%)

               $10,000 Investment made 10/20/93 (Inception Date)


[GRAPH OMITTED]


Past performance is not predictive of future performance




MURPHY NEW WORLD
BIOTECHNOLOGY FUND


AVERAGE ANNUAL TOTAL RETURNS                       VALUE ON 11/30/00
----------------------------                       -----------------
1 year            59.99%                          Biotech        $17,247
Inception         18.47%                          S&P 500        $18,772

    $10,000 Investment made 12/20/96 (date Murphy became investment adviser)


[GRAPH OMITTED]


Past performance is not predictive of future performance

MURPHY NEW WORLD
TECHNOLOGY CONVERTIBLES FUND

AVERAGE ANNUAL TOTAL RETURNS                    VALUE ON 11/30/00
----------------------------                    -----------------
1 year             (11.70%)                  Tech Convertibles       $10,341
Inception            0.86%                   S&P 500                 $18,772

     $10,000 Investment made 1/1/97 (date Murphy became investment adviser)

[GRAPH OMITTED]


Past performance is not predictive of future performance


The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The TECHNOLOGY CONVERTIBLES FUND holds some core equities, which caused a decline in the net asset value in fiscal 2000, plus a portfolio of convertible bonds and convertible preferred stocks emphasizing biotechnology and communications. We expect the equities to contribute to Fund performance in 2001, plus we have numerous opportunities to buy attractive convertibles at relatively low prices. The Fund paid approximately a 4% dividend in fiscal 2000 and is suitable for those seeking income while participating in technology investments.

                              Monterey Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                     FUNDS

                             -- PIA Short-Term
                                Government Securities

                             -- PIA Total Return Bond

                             -- PIA Equity




                                     [LOGO]



                                 ANNUAL REPORT
                               NOVEMBER 30, 2000

Dear Shareholder:

We are pleased to provide you with this annual report for the year ended November 30, 2000 for the following series of the Monterey Mutual Funds: the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund, and the PIA Equity Fund.

During the 12 months ended November 30, 2000, the returns including the reinvestment of dividends and capital gains, were as follows:

     PIA  Short-term Government Securities Fund..................  7.30%
     PIA  Total Return Bond Fund.................................  8.54%
     PIA  Equity Fund............................................ 15.72%

Interest rates declined during 2000 as concerns about continued economic strength increased. Also contributing to the decline in rates was the continued outlook for stable inflation rates. The effect of this was a total return for the year which exceeded the coupon income of most bonds.

During the year ended November 30, 2000, the Lehman US Government Bond Index increased by 6.95% and the Lehman Government-Credit Index increased by 9.02%.

Concerns about economic growth prospects resulted in new economy stocks suffering during 2000. The NASDAQ Index recorded negative returns as did the small capitalization Russell 2000 Index. There remains however many smaller capitalization companies where the valuations continue to be attractive by most measures.

Please take a moment to review your fund(s)' statement of assets and results of operations for the year ended November 30, 2000. We look forward to reporting to you in six months.





/s/ LLOYD MCADAMS
-----------------
Lloyd McAdams
Chairman of the Board


                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA SHORT-TERM
GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
DEBT SECURITIES 92.31%
              MORTGAGE BACKED 28.26%
$  640,000    Aames Mortgage 2000-1 A 7.48% due 08/25/22 .......    $   644,655
 1,209,981    Bear Sterns Mortgage Sec. Inc.,
                    7.00% due 11/25/10 .........................      1,197,101
   374,278    Centex Home Equity 7.55% due 04/25/10 ............        374,232
   720,000    CIT Equipment 6.84% due 06/20/04 .................        723,598
 1,000,000    CIT Group Inc. 7.375% due 03/15/03 ...............      1,004,997
   634,727    Conseco Finance 6.98% due 06/25/11 ...............        645,141
   650,000    Conseco Finance Lease 7.48% due 08/20/05 .........        663,042
   520,000    Contimortgage Home Equity Loan Tr,
                    6.28% due 12/25/19 .........................        515,640
   623,553    Countrywide 8.18% due 06/26/20 ...................        628,000
   695,476    Countrywide Home Loans, Inc. 8.00% due 08/25/27 ..        707,907
   867,130    Fairbanks Capital Inc. 5.81% due 05/25/28 ........        873,566
   287,715    Green Tree Recreational Corp. 6.55%,
                    due 07/15/28 ...............................        288,292
   592,332    Goldman Sachs Mortgage Securities 2000-1 A 6.533%
                    due 03/20/23 ...............................        592,332
   710,000    Goldman Sachs Mortgage Securities 2000-GSFL A 6.170%
                    due 08/15/12 ...............................        710,000
   471,839    LB Commercial Conduit Mortgage Tr.
                    7.203% due 08/25/04 ........................        474,976
   140,305    Norwest Asset Sec. Corp., 7.00% due 04/25/12 .....        139,671
 1,000,000    Prudential Home Ser 1993-9, 7.50% due 03/25/08          1,006,166




PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------

              MORTGAGE BACKED 28.26% (continued)
$  614,719    Residential Asset Securities Corp. 2000-KS1 7.615%
                    due 01/25/15 ...............................    $   614,335
   375,428    Residential Accredited Loans
                    6.875% due 11/25/27 ........................        373,580
    42,696    Resolution Trust Corp. 8.00% due 06/25/26 ........         42,531
   500,000    Salomon Brothers 1997-LB6 6.91% due 12/25/27 .....        499,048
   179,407    Security National Mortgage Loan Tr.
                    7.171% due 02/25/06 ........................        179,044
   440,000    WFS Financial Owner Trust 6.83% due 11/20/03 .....        439,977
                                                                    -----------
                                                                     13,337,831
                                                                    -----------

              GOVERNMENT AGENCIES 43.22%
 2,200,000    Federal Home Loan Bank 6.875% due 07/18/02 .......      2,224,750
 2,300,000    FNMA 6.75% due 08/15/02 ..........................      2,320,844
   405,461    FHLMC M80409 6.00%, due 01/01/03 .................        395,253
    80,399    FHLMC N96340 6.00%, due 04/01/03 .................         78,376
   125,038    FHLMC N96342 6.00%, due 04/01/03 .................        121,890
   268,969    FHLMC N96446 6.50%, due 04/01/03 .................        265,812
   149,441    FHLMC N96369 6.00%, due 04/01/03 .................        145,679
    92,138    FHLMC N96415 6.50%, due 05/01/03 .................         91,057
   107,575    FHLMC N96779 6.50%, due 08/01/03 .................        106,312
   276,834    FHLMC L80215 6.50%, due 08/01/03 .................        273,584
   202,648    FHLMC L80218 6.50%, due 09/01/03 .................        200,270


                       See notes to financial statements


                                      -2-





                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                  Value
--------------------------------------------------------------------------------

              GOVERNMENT AGENCIES 43.22% (continued)
$  402,327    FHLMC M80478 7.00%, due 06/01/04 .................    $   403,317
   105,616    FHLMC 609231 5.614%, due 02/01/24 ................        107,559
   620,606    FHLMC 1232F 7.50%, due 09/15/06 ..................        625,140
   253,509    FHLMC ARM 755204 8.064%, due 08/01/15 ............        258,873
   445,255    FHLMC ARM Pool 6.892%, due 10/01/02 ..............        448,526
   631,828    FNMA FRN 1992-22 HA 7.00%, due 11/25/05 ..........        629,861
   380,095    FNMA CMO 415842 11.00%, due 01/01/13 .............        420,668
 1,000,000    FNMA 1992-180 6.76%, due 01/25/22 ................      1,018,717
 1,415,173    FNMA ARM 323802 6.92%, due 04/01/27 ..............      1,454,312
   250,465    GNMA ARM 8871 6.13%, due 11/20/21 ................        253,469
 1,745,000    GNMA ARM 8062 6.13%, due 10/20/22 ................      1,766,082
 1,272,741    GNMA ARM 80013 7.00%, due 11/20/26 ...............      1,298,554
   916,640    GNMA ARM 80021 6.13%, due 12/20/26 ...............        927,485
   313,594    GNMA ARM 80029 6.38%, due 01/20/27 ...............        317,363
   596,982    GNMA ARM 80122 6.13%, due 10/10/27 ...............        604,006
   633,841    GNMA ARM 80143 6.00%, due 12/20/27 ...............        645,540
 2,942,400    GNMA ARM 80154 6.38%, due 01/20/28 ...............      2,992,454
                                                                    -----------
                                                                     20,395,733
                                                                    -----------






PIA SHORT-TERM
GOVERNMENT SECURITIES FUND (continued)
--------------------------------------------------------------------------------
Principal Value/
Shares                                                                Value
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES AND BILLS 20.82%
$1,600,000    U.S. Treasury Note 6.375%, due 01/31/01 ..........    $ 1,606,500
 1,000,000    U.S. Treasury Note 6.625% due 06/30/01 ...........      1,001,838
 3,500,000    U.S. Treasury Note 6.375%, due 09/30/01 ..........      3,507,504
   700,000    U.S. Treasury Note 6.375% due 01/31/02 ...........        703,101
 3,000,000    U.S. Treasury Bill 6.625% due 06/30/01 ...........      3,007,764
                                                                    -----------
                                                                      9,826,707
                                                                    -----------

TOTAL DEBT SECURITIES
              (cost $43,494,471) ...............................     43,560,291
                                                                    -----------

SHORT TERM INVESTMENTS 4.00%
              MUTUAL FUNDS 4.00%
 1,889,377    Firstar Treasury Fund
                    (cost $1,889,377) ..........................      1,889,377
                                                                    -----------

TOTAL INVESTMENTS
              (cost $45,383,848) ......................   96.31%     45,449,668
OTHER ASSETS LESS LIABILITIES .........................    3.69%      1,741,313
                                                         -------    -----------
TOTAL NET ASSETS                                         100.00%    $47,190,981
                                                         =======    ===========

___________

FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
ARM     Adjustable Rate Mortgage
FRN     Floating Rate Note
CMO     Collateralized Mortgage Obligation
GNMA    Government National Mortgage Association



                       See notes to financial statements


                                      -3-






                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------



PREFERRED STOCK 1.09%
    11,300    New Plan Excel Realty Trust Inc. Pfd B............    $   226,000
     7,500    Thornburg Mortgage Asset Corp.
                    Series A ...................................        152,813
                                                                    -----------
TOTAL PREFERRED STOCK
               (cost $426,427) .................................        378,813
                                                                    -----------




Principal
Value                                                                 Value
--------------------------------------------------------------------------------
DEBT SECURITIES 94.61%
              MORTGAGE BACKED SECURITIES 14.22%
$  490,163    BA Mortgage Securities Inc. 7.25%, due 10/25/27 ..        487,177
   231,439    Blackrock Capital Finance L.P. 1997 R1,6.104%,
                    due 03/25/37 ...............................        231,152
   169,629    CAPCO 1998-D7-A-1A, 5.86%, due 09/16/30 ..........        165,378
   175,000    Carousel Center Finance Inc. A1, 6.823%,
                    due 11/15/07 ...............................        175,626
   490,000    Chase Mortgage Finance Corp., 7.25%,
                    due 06/25/25 ...............................        480,144
   480,000    Countrywide 00-1 A2, 7.50%,  due 02/25/30 ........        476,624
   250,000    Countrywide 00-R1 83, 7.00%, due 12/28/27 ........        196,875
   368,610    DLJ Mortgage Acceptance Corp. 1994-MF11 A1, 8.10%,
                    due 06/18/04 ...............................        379,111
    46,627    FDIC Remic Trust 1996-C1 1A, 6.75%,
                    due 05/25/26 ...............................         46,537
   340,000    FDICR 1996-CL D, 7.25%, due 05/25/26 .............        323,213
   789,159    First Union Residential Securitization Trust,
                    7.00%, due 04/25/25 ........................        773,972
   215,067    Lehman Structured Securities Corp.,
                    7.995%, due 06/25/26 .......................        215,844




PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              MORTGAGE BACKED SECURITIES 14.22% (continued)
$   85,989    SASCO 1995-C4 D, 7.00%, due 06/25/26 .............    $    85,675
   472,409    SASCO 1998-C3A E, 6.088%, due 06/25/01 ...........        471,849
    93,153    Security National Mortgage Loan Trust, 7.171%,
                    due 02/25/06 ...............................         92,965
   108,832    Structured Asset Securities Corp., 6.525%,
                     due 02/25/28 ..............................        108,414
   204,637    Structured Settlements 99-A A, 7.25%,
                    due 10/20/15 ...............................        201,931
                                                                    -----------
                                                                      4,912,487
                                                                    -----------

              ASSET BACKED SECURITIES 6.83%
   365,000    California Infrastructure PG&E,
                    1997-A7, 6.42%, due 09/25/08 ...............        363,947
   200,000    CIGNA CBO 1996-1 A2, 6.46%,  due 11/15/08 ........        201,594
   792,025    Residential Funding Mtg Sec 1, 7.50%,
                     due 04/25/27 ..............................        797,859
   500,000    Rhyno CBO Delaware Corp., 1997-1 A2, 6.33%,
                    due 09/15/09 ...............................        490,687
   370,000    Team Fleet Financial 1998--3 A, 6.13%,
                    due 10/25/04 ...............................        366,123
   138,155    UCFC Home Equity Loan 1995-A1, A5, 8.55%,
                    due 01/10/20 ...............................        138,007
                                                                    -----------
                                                                      2,358,217
                                                                    -----------
CORPORATE BONDS 33.90%
              AEROSPACE/DEFENSE 1.44%
   345,173    Airplanes Passthrough Trust, 8.15%,
                    due 03/15/19 ...............................        331,105
   175,000    Lockheed Martin Marietta, 7.00%,
                    due 03/15/11 ...............................        167,636
                                                                    -----------
                                                                        498,741
                                                                    -----------


                       See notes to financial statements


                                      -4-





                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              AIRLINES 1.25%
$  400,000    Delta Air Lines 10.50% due 04/30/16 ..............    $   408,000
    25,000    Southwest Air, 7.375%, due 03/01/27 ..............         24,050
                                                                    -----------
                                                                        432,050
                                                                    -----------

              AUTOMOTIVE 2.40%
   210,000    Ford Motor Credit, 9.14%, due 12/30/14 ...........        221,843
   210,000    GMAC, 5.875%, due 01/22/03 .......................        206,005
   400,000    GMAC FRN, 7.053%, due 11/07/03 ...................        400,000
                                                                    -----------
                                                                        827,848
                                                                    -----------

              BANKING & Financial Services 9.99%
   135,000    Banc One Corp., 7.625%, due 10/15/26 .............        124,275
   175,000    BankBoston, 6.375%, due 03/25/08 .................        167,339
   340,000    Bankers Trust, 8.125%, due 04/01/02 ..............        346,083
   185,000    Bear Sterns Co., 7.00%, due 03/01/07 .............        178,508
   335,000    Countrywide Home Loan, 7.26%, due 05/10/04 .......        335,897
   522,842    Countrywide Home Ln 1998-3 A6 6.75% due 04/25/28 .        506,480
   160,000    Fairfax Financial Holdings 144A, 7.375%
                    due 03/15/06 ...............................        136,029
   160,000    First Bank System, 7.625%, due 05/01/05 ..........        164,277
   270,000    Freemont General Corp. 144A, 7.875%
                    due 03/17/09 ...............................        145,800
   255,000    General Electric Capital 8.875% due 05/15/09 .....        291,079
   225,000    Lehman Brothers Holdings, 6.50%, due 10/01/02 ....        222,977
   340,000    Merit Securities Corp., 7.88%, due 12/28/33 ......        335,994





PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              BANKING & Financial Services 9.99% (continued)
$  170,000    Morgan Stanley Group, 6.875%, due 03/01/07 .......    $   167,138
   315,000    PNC Bank Corp., 7.875%, due 04/15/05 .............        329,590
                                                                    -----------
                                                                      3,451,466
                                                                    -----------

              CHEMICALS 0.58%
   205,000    Eastman Chemical Co., 6.375%, due 01/15/04 .......        199,345
                                                                    -----------

              COMPUTERS/SOFTWARE 0.47%
   175,000    Computer Associates International,
                    6.375%, due 04/15/05 .......................        163,495
                                                                    -----------

              CRUISELINES 0.91%
   180,000    Carnival Corp., 6.15%, due 04/15/08 ..............        166,317
   165,000    Royal Caribbean Cruises, 7.00%, due 10/15/07 .....        148,187
                                                                    -----------
                                                                        314,504
                                                                    -----------

              DIVERSIFIED MINERALS 0.56%
   200,000    American Re Corp., 7.45%, due 10/15/26 ...........        193,841
                                                                    -----------

              ELECTRONIC COMPONENTS/SEMICONDUCTORS 0.87%
   180,000    Applied Materials, 6.75%, due 10/15/07 ...........        177,732
   180,000    Thomas & Betts Corp., 6.625%, due 05/07/08 .......        121,241
                                                                    -----------
                                                                        298,973
                                                                    -----------

                       See notes to financial statements

                                      -5-





                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000




PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              HOTELS 1.11%
$  220,000    Marriott International 144A, 6.875%,
                    due 11/15/05 ...............................    $   215,873
   175,000    Mirage Resorts Inc., 7.25%, due 10/15/06 .........        169,123
                                                                    -----------
                                                                        384,996
                                                                    -----------

              INSURANCE 2.35%
   205,000    Aetna Services Inc., 7.125%, due 08/15/06 ........        205,625
   170,000    CNA Financial Corp., 6.50% due 04/15/05 ..........        160,074
   215,000    Conseco Inc., 6.40%, due 06/15/01 ................        196,725
   110,000    First Security Corp., 6.875%, due 11/15/06 .......        109,047
   140,000    ITT Hartford Group, 6.375%, due 11/01/02 .........        138,973
                                                                    -----------
                                                                        810,444
                                                                    -----------

              MULTIMEDIA 0.55%
   190,000    Time Warner Entertainment, 7.25%,
                    due 09/01/08 ...............................        189,682
                                                                    -----------

              PIPELINE 0.56%
   175,000    Questar Pipeline Corp., 9.375%, due 06/01/21 .....        192,570
                                                                    -----------

              REAL ESTATE & Mortgage Related 3.56%
   270,000    Health Care Properties Inc., 6.50%,
                    due 02/15/06 ...............................        244,836
   191,000    Kimco Realty Corp., 6.50%, due 10/01/03 ..........        187,923
   150,000    Nationwide Health Properties Inc., 8.67%,
                    due 03/10/05 ...............................        146,749
   205,000    Security Cap. Industrial, 7.625%, due 07/01/17 ...        190,541






PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              REAL ESTATE & Mortgage Related 3.56% (continued)
$  160,000    Southern Investments UK, 6.80%, due 12/01/06 .....    $   150,878
   310,000    United Dominion Realty, 7.95% due 07/12/06 .......        308,055
                                                                    -----------
                                                                      1,228,982
                                                                    -----------

              RETAIL 1.27%
   350,000    Ikon Office Solutions Inc., 6.75%, due 11/01/04 ..        329,343
   190,000    J.C. Penney & Co., 7.60% due 04/01/07 ............        109,223
                                                                    -----------
                                                                        438,566
                                                                    -----------

              TELECOMMUNICATIONS 2.15%
   175,000    Airtouch Communications, 6.65%, due 05/01/08 .....        168,526
   240,000    AT&T Corp., 6.00%, due 03/15/09 ..................        214,296
   205,000    Frontier Corp., 7.25%, due 05/15/04 ..............        194,580
   165,000    Worldcom Inc., 7.55%, due 04/01/04 ...............        166,501
                                                                    -----------
                                                                        743,903
                                                                    -----------

              TRANSPORTATION 1.77%
   170,000    AMR Corp., 10.05%, due 03/07/06 ..................        183,942
   165,000    Canadian National Railway, 7.00%, due 03/15/04 ...        165,413
   275,473    Federal Express, 6.845%, due 01/15/19 ............        261,611
                                                                    -----------
                                                                        610,966
                                                                    -----------

              UTILITIES 2.11%
   300,000    AES Ironwood LLC, 8.857%, due 11/30/25 ...........        308,879
   180,000    Southern California Edison, 6.65%, due 04/01/29 ..        155,620
   260,000    Virginia Electric & Power, 8.75%, due 04/01/21 ...        265,061
                                                                    -----------
                                                                        729,560
                                                                    -----------

TOTAL CORPORATE BONDS
              (cost $16,343,459)................................     11,709,932
                                                                    -----------


                       See notes to financial statements


                                       -6-







                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value                                                                 Value
--------------------------------------------------------------------------------
              U.S. GOVERNMENT SECURITIES 39.66%
              GOVERNMENT AGENCIES 24.63%
$   94,065    FNMA X-130A H, 6.30%, due 09/25/18 ...............    $    93,458
   322,000    FHG 42 I, 8.00%, due 10/17/24 ....................        334,744
   241,883    FHLMC 1387S, 4.14%, due 10/15/07 .................         19,137
   310,000    FHLMC, 7.00%, due 03/15/10 .......................        322,533
   100,000    FHLMC 1704 E, 6.50%, due 03/15/09 ................         99,483
   250,000    FHLMC 1312 I, 8.00%, due 07/15/22 ................        255,936
   323,270    FHLMC 1424S, 4.093%, due 11/15/22 ................         29,089
     4,080    FNMA 1992-12 SA, 9.334%, due 01/25/22 ............          4,065
   811,897    FNMA 429618, 6.50%, due 07/01/28 .................        789,173
    85,592    FNMA 443589, 6.50%, due 10/01/28 .................         83,197
   817,158    FNMA 533167, 7.50%, due 04/01/30 .................        822,998
    69,912    FNMA 531331, 7.50%, due 04/01/30 .................         70,412
   569,533    FNMA Pool 313947, 7.00%, due 01/01/28 ............        564,170
 1,425,727    FNMA Pool 495378, 6.00%, due 04/01/29 ............      1,354,634
 1,360,810    FNMA Pool 502454, 6.50%, due 07/01/29 ............      1,322,721
       264    GNMA 175288, 8.75%, due 09/15/01 .................            265
       208    GNMA 198340, 8.75%, due 02/15/02 .................            210
   540,000    GNMA 1996-4 N, 7.00%, due 04/16/26 ...............        536,017
   480,000    GNMA 2000, 7.50%, due 11/16/27....................        495,219
   468,636    GNMA 501569, 57.50%, due 03/15/29 ................        473,889
   841,997    GNMA 5036003, 7.00%, due 04/15/29 ................        838,165
                                                                    -----------
                                                                      8,509,515
                                                                    -----------

              U.S. TREASURY NOTES 15.03%
 1,300,000    U.S. Treasury Note 5.625%, due 09/30/01 ..........      1,293,365
   470,000    U.S. Treasury Note 5.25%, due 08/15/03 ...........        466,446
 1,729,999    U.S. Treasury Note 6.50%, due 10/15/06 ...........      1,814,609



PIA TOTAL RETURN
BOND FUND (continued)
--------------------------------------------------------------------------------
Principal
Value/Shares                                                            Value
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES 15.03% (continued)
$  300,000    U.S. Treasury Note 6.50%, due 02/15/10 ...........    $   321,409
 1,230,000    U.S. Treasury Note 6.125%, due 11/15/27 ..........      1,296,462
                                                                    -----------
                                                                      5,192,291
                                                                    -----------

TOTAL DEBT SECURITIES
              (cost $33,312,352) ...............................     32,682,442
                                                                    -----------

SHORT TERM INVESTMENTS 4.32%
              MUTUAL FUNDS 4.32%
 1,490,968    Firstar Treasury Fund
               (cost $1,490,968) ...............................      1,490,968
                                                                    -----------

TOTAL INVESTMENTS
              (cost $35,229,747) ......................  100.02%     34,552,223
LIABILITIES LESS OTHER ASSETS .........................   (0.02%)        (6,741)
                                                         -------    -----------
TOTAL NET ASSETS ......................................  100.00%    $34,545,482
                                                         =======    ===========

____________

FHG     Freddie Mac Gold
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association


                       See notes to financial statements

                                      -7-




                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2000


PIA EQUITY
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS 76.50%
              AEROSPACE/DEFENSE PRODUCTS & SERVICES 3.06%
     1,650    Alliant Tech Systems* ............................    $   101,475
                                                                    -----------

              BANKING 3.79%
     3,900    Cullen/Frost Bankers Inc. ........................        125,775
                                                                    -----------

              BIOTECHNOLOGY 2.25%
     4,000    North American Scientific Inc.* ..................         74,750
                                                                    -----------

              CAPITAL GOODS 4.66%
     8,750    Callaway Golf ....................................        154,766
                                                                    -----------

              CHEMICALS 5.67%
     5,600    Cabot Corporation ................................        136,850
    34,100    U.S. Plastic Lumber Corp.* .......................         51,150
                                                                    -----------
                                                                        188,000
                                                                    -----------

              COSMETICS & Toiletries 3.70%
     3,350    Alberto-Culver Company ...........................        122,694
                                                                    -----------

              DIVERSIFIED ELECTRONICS 7.87%
     2,200    Power-One, Inc.* .................................         92,950
     4,900    Artesyn Technologies Inc.* .......................        168,131
                                                                    -----------
                                                                        261,081
                                                                    -----------

              EDUCATION & Training Services 2.40%
     4,000    ITT Educational Services Inc.* ...................         79,500
                                                                    -----------

              ELECTRONICS-COMPONETS SEMICONDUCTORS 2.74%
     4,000    Actel Corporation* ...............................         90,875
                                                                     -----------

              INSURANCE 3.18%
     1,700    Allmerica Financial Group ........................        105,506
                                                                     -----------





PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                Value
--------------------------------------------------------------------------------


              INSTRUMENTS-SCIENTIFIC 2.59%
     2,700    Varian Inc.* .....................................    $    86,063
                                                                    -----------

              MEDICAL PRODUCTS 2.33%
     1,300    Varian Associates Inc.* ..........................         77,188
                                                                    -----------

              MEDICAL - WHOLESALE DRUGS 8.15%
    10,350    Bergen Brunswig Corporation ......................        155,897
     3,400    ICN Pharmaceuticals Inc. .........................        114,537
                                                                    -----------
                                                                        270,434
                                                                    -----------

              MEDICAL - GENERIC DRUGS 2.88%
     2,800    Alpharma Inc-CL A ................................         95,550
                                                                    -----------

              REAL ESTATE & Mortgage Related 9.94%
     4,350    Duke Realty Investments Inc. .....................         98,963
     5,850    Prentiss Properties Trust ........................        146,616
     3,450    Arden Realty, Inc. ...............................         84,309
                                                                    -----------
                                                                        329,888
                                                                    -----------

              RENTAL & Leasing Services 3.54%
     2,500    Gatx Corporation .................................        117,500
                                                                    -----------


              RETAIL 1.54%
     2,000    Michael Stores, Inc.* ............................         50,938
                                                                    -----------

              SEMICONDUCTORS 3.37%
     2,650    Dallas Semiconductor Corp. .......................         78,340
     1,400    Microsemi Corp.* .................................         33,555
                                                                    -----------
                                                                        111,895
                                                                    -----------

              TELECOMMUNICATION EQUIPMENT 2.84%
     4,200    Acterna Corp.* ...................................         35,307
     1,900    Tekelec* .........................................         58,959
                                                                    -----------
                                                                         94,266
                                                                    -----------



                        See notes to financial statements

                                      -8-


                                 MONTEREY FUNDS
                  SCHEDULES OF INVESTMENTS -NOVEMBER 30, 2000


PIA EQUITY (continued)
--------------------------------------------------------------------------------
Shares/Value                                                            Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
              (cost $2,721,972) ................................    $ 2,538,144
                                                                    -----------

SHORT TERM INVESTMENTS 23.84%
              MUTUAL FUNDS 5.02%
   166,664    Firstar Treasury Fund
                    (cost $166,664) ............................        166,664
                                                                    -----------
              U.S. GOVERNMENT SECURITIES 18.82%
$  625,000    U.S. Treasury Bill 5.16% due 12/07/00
                    (cost $624,462) ............................        624,462
                                                                    -----------

TOTAL SHORT TERM INVESTMENTS ...................................        791,126
                                                                    -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
              (cost $3,513,098).................................      3,329,270
                                                                    -----------

REPURCHASE AGREEMENTS 15.76%
$  523,000    Firstar Bank Repurchase Agreement 4.25%
                    due December 1, 2000 collateralized
                    by the following:
                    FHLMC, 7.34%, due 06/06/06
                    ($533,375) (cost $523,000) .................        523,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
               (cost $523,000)..................................        523,000
                                                                    -----------

TOTAL INVESTMENTS
              (cost $4,036,098) .......................  116.10%      3,852,270
LIABILITIES LESS OTHER ASSETS .........................  (16.10%)      (534,226)
                                                         -------    -----------
TOTAL NET ASSETS ......................................  100.00%    $ 3,318,044
                                                         =======    ===========



*Non income producing security


                       See notes to financial statements


                                      -9-


                                 MONTEREY FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2000

                                                                       PIA              PIA
                                                                   SHORT-TERM          TOTAL
                                                                   GOVERNMENT          RETURN             PIA
                                                                   SECURITIES           BOND             EQUITY
                                                                  ------------------------------------------------
ASSETS
        Investments in securities, at value
                (cost $45,383,848, $35,229,747 and
                $3,513,098, respectively) .......................   $ 45,449,668    $ 34,552,223    $  3,329,270
        Repurchase agreement (cost $523,000) ....................              0               0         523,000
        Receivable for securities sold ..........................              0               0          84,355
        Receivable for fund shares sold .........................      1,309,632         100,000           8,355
        Income receivable .......................................        511,077         335,591           1,489
        Due from investment adviser (Note 3) ....................              0               0           6,917
        Prepaid expenses and other ..............................          2,361           3,006           7,017
                                                                    ------------    ------------    ------------
                Total assets ....................................     47,272,738      34,990,820       3,960,403
                                                                    ------------    ------------    ------------

LIABILITIES
        Payable for securities purchased ........................              0         382,317         624,372
        Payable for fund shares redeemed ........................         28,030               0               0
        Dividends payable .......................................         17,678          37,864               0
        Due to investment adviser (Note 3) ......................          3,354           2,991               0
        Accrued expenses and other liabilities ..................         32,695          22,166          17,987
                Total liabilities ...............................         81,757         445,338         642,359
                                                                    ------------    ------------    ------------
                Net assets ......................................   $ 47,190,981    $ 34,545,482    $  3,318,044
                                                                    ============    ============    ============

NET ASSETS
        Shares of beneficial interest, no par value;
                unlimited shares authorized .....................   $ 47,492,661    $ 35,594,281    $  3,063,655
        Undistributed net investment income (loss) ..............        (11,407)          5,517           6,420
        Accumulated net realized gain (loss)on investments ......       (356,093)       (376,792)        431,797
        Net unrealized appreciation (depreciation) on investments         65,820        (677,524)       (183,828)
                                                                    ------------    ------------    ------------
                Net assets ......................................   $ 47,190,981    $ 34,545,482    $  3,318,044
                                                                    ============    ============    ============

CALCULATION OF MAXIMUM OFFERING PRICE (PIA EQUITY FUND, ONLY)
        Net asset value, offering and redemption price per share    $      10.12    $      19.23    $      20.46
        Maximum sales charge (4.50% of offering price) ..........              0               0            0.96
                                                                    ------------    ------------    ------------
        Offering price to public ................................   $      10.12    $      19.23    $      21.42
                                                                    ============    ============    ============
                Shares outstanding ..............................      4,664,541       1,796,378         162,180
                                                                    ============    ============    ============


                       See notes to financial statements


                                      -10-



                                 MONTEREY FUNDS
         STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 2000


                                                                   PIA            PIA
                                                               SHORT-TERM        TOTAL
                                                               GOVERNMENT        RETURN          PIA
                                                               SECURITIES         BOND         EQUITY
                                                              --------------------------------------------
INVESTMENT INCOME
        Interest ...........................................   $ 3,091,109    $ 2,105,211    $    31,455
        Dividend ...........................................             0         36,765         28,356
                                                               -----------    -----------    -----------
                Total investment income ....................     3,091,109      2,141,976         59,811
                                                               -----------    -----------    -----------

EXPENSES
        Adviser fees (Note 3) ..............................        91,007         91,592         31,422
        Distribution fees (Note 4) .........................        22,752              0          7,855
        Transfer agent fees ................................         6,679          7,944         17,410
        Administrative fees (Note 3) .......................        41,448         32,114         16,805
        Custodian fees .....................................        25,680         28,008          5,696
        Audit fees .........................................         8,023          9,677          9,697
        Legal fees .........................................         5,313          5,070          5,104
        Registration fees ..................................         8,608          6,085         16,803
        Trustees' fees .....................................         1,052          1,340          1,081
        Printing expense ...................................         3,566          1,882          2,347
        Postage expense ....................................           599            342            732
        Other expenses .....................................         2,400          3,089          2,101
                                                               -----------    -----------    -----------
                Total expenses .............................       217,127        187,143        117,053
        Less: Expense reimbursement from adviser (Note 3) ..       (80,734)       (64,729)       (60,458)
                                                               -----------    -----------    -----------
                Net expenses ...............................       136,393        122,414         56,595
                                                               -----------    -----------    -----------
                Net investment income ......................     2,954,716      2,019,562          3,216
                                                               -----------    -----------    -----------


REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments ............      (198,774)       149,214        479,362
        Net change in unrealized appreciation (depreciation)
          on investments ...................................       423,692        444,194       (255,781)
                                                               -----------    -----------    -----------
        Net gain on investments ............................       224,918        593,408        223,581
                                                               -----------    -----------    -----------
        Net increase in net assets
          resulting from operations ........................   $ 3,179,634    $ 2,612,970    $   226,797
                                                               ===========    ===========    ===========


                       See notes to financial statements

                                      -11-



                                 MONTEREY FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                             PIA
                                                           SHORT-TERM                        PIA
                                                           GOVERNMENT                       TOTAL
                                                           SECURITIES                     RETURN BOND
                                                 Year ended      Year ended       Year ended          Year ended
                                                  Nov. 30,        Nov. 30,         Nov. 30,            Nov. 30,
                                                   2000            1999              2000               1999
                                                ------------------------------------------------------------------

Operations
        Net investment income ...............   $  2,954,716    $  2,776,642    $  2,019,562        $  1,712,044
        Net realized gain (loss) on
          investments .......................       (198,774)       (157,319)        149,214            (526,006)
        Net change in unrealized appreciation
          (depreciation) on investments .....        423,692      (1,118,845)        444,194          (1,341,055)
                                                ------------    ------------    ------------        ------------
        Net increase (decrease) in net assets
          resulting from operations .........      3,179,634       1,500,478       2,612,970            (155,017)
                                                ------------    ------------    ------------        ------------

Dividends Paid to Shareholders
        Dividends from net investment income      (2,966,123)     (2,770,061)     (2,021,286)         (1,705,557)
        Distributions from net realized gains              0        (305,161)              0             (49,227)
                                                ------------    ------------    ------------        ------------
                                                  (2,966,123)     (3,075,222)     (2,021,286)         (1,754,784)
                                                ------------    ------------    ------------        ------------
Fund Share Transactions
        Net proceeds from shares sold .......     13,145,697      10,442,572       6,278,351           9,966,142
        Dividends reinvested ................      2,598,347       2,739,662       1,491,986           1,193,499
        Payment for shares redeemed .........    (16,221,828)    (21,141,334)     (3,468,570)         (4,541,644)
                                                ------------    ------------    ------------        ------------
        Net increase (decrease) in net assets
          from fund share transactions ......       (477,784)     (7,959,100)      4,301,767           6,617,997
                                                ------------    ------------    ------------        ------------
        Net increase (decrease) in net assets       (264,273)     (9,533,844)      4,893,451           4,708,196
        NET ASSETS, Beginning of Year .......     47,455,254      56,989,098      29,652,031          24,943,835
                                                ------------    ------------    ------------        ------------
        NET ASSETS, End of Year .............   $ 47,190,981    $ 47,455,254    $ 34,545,482        $ 29,652,031
                                                ============    ============    ============        ============
        Undistributed net investment income
          (loss) at end of period ...........   $    (11,407)   $      6,581    $      5,517        $      7,241
                                                ============    ============    ============        ============

Changes in Shares Outstanding
        Shares sold .........................      1,305,377       1,024,239         333,449             509,738
        Shares issued on reinvestment
        of dividends ........................        258,579         269,057          79,172              61,491
        Shares redeemed .....................     (1,613,720)     (2,069,018)       (183,686)           (234,458)
                                                ------------    ------------    ------------        ------------
        Net Increase (decrease) in
        shares outstanding ..................        (49,764)       (775,722)        228,935             336,771
                                                ============    ============    ============        ============



                                                             PIA
                                                            EQUITY
                                                  Year ended          Year ended
                                                   Nov. 30,            Nov. 30,
                                                     2000               1999
Operations                                      --------------------------------
        Net investment income ...............    $      3,216      $      5,166
        Net realized gain (loss) on
        investments .........................         479,362           (32,920)
        Net change in unrealized appreciation
        (depreciation) on investments .......        (255,781)          249,715
                                                 ------------      ------------
        Net increase (decrease) in net assets
        resulting from operations ...........         226,797           221,961
                                                 ------------      ------------

Dividends Paid to Shareholders
        Dividends from net investment income                0            (9,651)
        Distributions from net realized gains               0          (200,251)
                                                 ------------      ------------
                                                            0          (209,902)
                                                 ------------      ------------
Fund Share Transactions
        Net proceeds from shares sold .......       2,237,129         1,632,677
        Dividends reinvested ................               0           209,901
        Payment for shares redeemed .........      (1,217,522)       (2,039,792)
                                                 ------------      ------------
        Net increase (decrease) in net assets
        from fund share transactions ........       1,019,607          (197,214)
                                                 ------------      ------------
        Net increase (decrease) in net assets       1,246,404          (185,155)
        NET ASSETS, Beginning of Year .......       2,071,640         2,256,795
                                                 ------------      ------------
        NET ASSETS, End of Year .............    $  3,318,044      $  2,071,640
                                                 ============      ============
        Undistributed net investment income
                (loss) at end of period .....    $      6,420      $      3,204
                                                 ============      ============

Changes in Shares Outstanding
        Shares sold .........................          99,429           107,096
        Shares issued on reinvestment
        of dividends ........................               0            13,490
        Shares redeemed .....................         (54,441)         (132,037)
                                                 ------------      ------------
        Net increase (decrease) in
        shares outstanding ..................          44,988           (11,451)
                                                 ============      ============


                       See notes to financial statements


                                      -12-


                                 MONTEREY FUNDS
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000

NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund, and the PIA Total Return Bond Fund (each a "Fund" and collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         REPURCHASE AGREEMENTS--Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FUTURES CONTRACTS--The Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters into a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

         The predominant market risk is that movements in the prices of the Fund's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the futures contracts. The lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Trust.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Fund's futures transactions; therefore the Fund's credit risk is limited to failure of the exchange.

                                 MONTEREY FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000 (continued)


         FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Funds paid no Federal Income taxes and no Federal income tax provision was required.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Short-Term Government Fund and the Total Return Bond Fund each has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"). Each Fund pays PIA a fee, computed daily and payable monthly, at the annual rate of 0.20% and 0.30%, respectively, of their net assets.

         The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                         ASSETS                            FEE RATE
                         ------                            --------
                    0 to $50 million                        1.000%
                    $50 million to $75 million              0.875%
                    $75 million to $100 million             0.750%
                    $100 million to $150 million            0.625%
                    $150 million to $250 million            0.500%
                    Over $250 million                       0.375%

         For the year ended November 30, 2000 PIA agreed to reimburse the Funds for expenses in excess of 0.30% of average net assets of the Short-Term Government Fund, 0.40% of average net assets of Total Return Bond Fund and 1.80% of average net assets of Equity Fund. The amounts reimbursed by the PIA for the year ended November 30, 2000 are set forth in the Statement of Operations.

         The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, based on average daily net assets, subject to a monthly minimum.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of each Funds' shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Short-Term Government Fund and the Equity Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund and 0.25% for the Equity Fund.

                                 MONTEREY FUNDS
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000 (continued)

NOTE 5.  PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2000, were as follows:

                                        PURCHASES           SALES
                                        ---------           -----
Short-Term Government Fund .........  $ 39,351,680      $  39,504,332
Total Return Fund ..................    17,266,781         13,807,149
Equity Fund ........................    12,586,773         12,174,051

         The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2000, were as follows:


                              IDENTIFIED      UNREALIZED      UNREALIZED
                                COST         APPRECIATION    DEPRECIATION      NET
                                ----         ------------    ------------      ---
Short-Term Government Fund  $ 45,383,848      $  184,885      ($119,065)    $ 65,820
Total Return Fund             35,229,747         330,258     (1,007,782)    (677,524)
Equity Fund                    4,093,523         251,272       (492,525)    (241,253)

At November 30, 2000, the Short-Term Government Fund and the Total Return Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                              Capital loss carryovers expiring in:

                              Short-Term               Total Return
                            Government Fund               Fund
                            ---------------            ------------
               2007           $157,319                  $376,792
               2008            198,774                         0
                              --------                  --------
                              $356,093                  $376,792
                              ========                  ========



                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              FINANCIAL HIGHLIGHTS


                                                      Year ended      Year ended      Year ended      Year ended      Year ended
                                                        Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                          2000            1999            1998            1997            1996*

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...........    $       10.07     $     10.38   $       10.26   $       10.21   $       10.12
                                                    -------------     -----------   -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................             0.66            0.55            0.57            0.61            0.56
Net realized and unrealized gain (loss)
        on investments .........................             0.05           (0.25)           0.13            0.06            0.19
                                                    -------------     -----------   -------------   -------------   -------------
Total from investment operations ...............             0.71            0.30            0.70            0.67            0.75
                                                    -------------     -----------   -------------   -------------   -------------

LESS DISTRIBUTIONS
Dividends from net investment income ...........            (0.66)          (0.55)          (0.57)          (0.61)          (0.56)
Distributions from net realized gain ...........             0.00           (0.06)          (0.01)          (0.01)          (0.10)
                                                    -------------     -----------   -------------   -------------   -------------
Total distributions ............................            (0.66)          (0.61)          (0.58)          (0.62)          (0.66)
                                                    -------------     -----------   -------------   -------------   -------------
Net asset value, end of period .................    $       10.12     $     10.07   $       10.38   $       10.26   $       10.21
                                                    =============     ===========   =============   =============   =============

TOTAL RETURN ...................................             7.30%           3.00%           6.99%           6.56%           7.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........    $      47,191      $   47,455     $    56,989     $    52,912     $    20,464
Ratio of expenses to average net assets ........             0.30%           0.30%           0.30%           0.30%           0.44%
Ratio of expenses to average net assets,
        before reimbursement ...................             0.48%           0.47%           0.46%           0.55%           1.19%
Ratio of net investment income to
        average net assets .....................             6.49%           5.40%           5.51%           5.77%           5.51%
Portfolio turnover rate ........................            89.08%         110.15%         138.44%          63.08%          21.54%



* Based on average shares outstanding.



                       See notes to financial statements



                                 MONTEREY FUNDS
                              PIA TOTAL RETURN BOND
                              FINANCIAL HIGHLIGHTS



                                              Year Ended      Year Ended      Sept. 1, 1998
                                               Nov. 30,        Nov. 30,  Commencement of Operations)
                                                 2000            1999       through Nov. 30, 1998
                                             --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Net asset value, beginning of period .....   $       18.92    $       20.27  $     20.00
                                             -------------    -------------  -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ....................            1.24           1.16           0.27
Net realized and unrealized gain (loss) on
        investments ......................            0.31          (1.31)          0.26
                                             -------------    -------------  -----------
Total from investment operations .........            1.55          (0.15)          0.53
                                             -------------    -------------  -----------

LESS DISTRIBUTIONS
Dividends from net investment income .....           (1.24)         (1.16)         (0.26)
Distributions from net realized gains ....            0.00          (0.04)          0.00
                                             -------------    -------------  -----------
Total distributions ......................           (1.24)         (1.20)         (0.26)
                                             -------------    -------------  -----------
Net asset value, end of period ...........   $       19.23    $     18.92    $     20.27
                                             =============    ===========    ===========

TOTAL RETURN** ...........................            8.54%         (0.74%)         2.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .....   $      34,545    $    29,652    $    24,944
Ratio of expenses to average net assets ..            0.40%          0.40%          0.40%+
Ratio of expenses to average net assets,
        before reimbursement .............            0.61%          0.63%          0.63%+
Ratio of net investment income to average
        net assets .......................            6.61%          6.06%          5.49%+
Portfolio turnover rate ..................           45.95%        104.13%         13.22%


+  Annualized
** Not annualized for periods less than a year.




                       See notes to financial statements



                                 MONTEREY FUNDS
                                   PIA EQUITY
                              FINANCIAL HIGHLIGHTS

                                              Year ended    Year ended    Year ended    Year ended   Year ended
                                                Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,
                                                  2000         1999          1998         1997++        1996*
                                             --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Net asset value, beginning of period ...   $      17.68    $   17.54     $   20.79   $     19.63    $  15.36
                                           ------------    ---------     ---------   -----------    --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...........           0.01         0.05          0.06         (1.21)      (0.37)
Net realized and unrealized gain (loss)
        on investments .................           2.77         1.83         (0.91)         3.05        4.64
                                           ------------    ---------     ---------   -----------    --------
Total from investment operations .......           2.78         1.88         (0.85)         1.84        4.27
                                           ------------    ---------     ---------   -----------    --------

LESS DISTRIBUTIONS
Dividends from net investment income ...           0.00        (0.08)         0.00          0.00        0.00
Distributions from net realized gains ..           0.00        (1.66)        (2.40)        (0.68)       0.00
                                           ------------    ---------     ---------   -----------    --------
Total distributions ....................           0.00        (1.74)        (2.40)        (0.68)       0.00
                                           ------------    ---------     ---------   -----------    --------
Net asset value end of period ..........   $      20.46    $   17.68     $   17.54   $     20.79    $  19.63
                                           ============    =========     =========   ===========    ========

TOTAL RETURN ...........................          15.72%       12.07%        (4.86%)        9.96%      27.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...   $      3,318    $   2,072      $  2,257   $     2,77$         715
Ratio of expenses to average net assets            1.80%        1.80%         2.14%         2.43%       2.25%
Ratio of expenses to average net
        assets, before reimbursement ...           3.72%        5.36%         3.21%         6.71%      11.73%
Ratio of net investment income (loss) to
        average net assets .............           0.10%        0.30%         0.23%        (0.06%)     (2.07%)
Portfolio turnover rate ................         525.79%      276.17%       135.49%       139.57%      41.22%


*    Based on average shares outstanding.
**   Excluding sales charge.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment adviser.
     Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment adviser.




                       See notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PIA Short-Term Government Fund, the PIA Total Return Bond Fund, and the PIA Equity Fund, series of Monterey Mutual Fund, (the "Trust") at November 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to December 1, 1998 were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
December 22, 2000

                                 MONTEREY FUNDS
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2000



PIA SHORT-TERM
GOVERNMENT FUND

AVERAGE ANNUAL TOTAL RETURNS                              VALUE ON 11/30/00
----------------------------                              -----------------
1 year              7.30%                              PIA ST Gov't.   $14,940
5 year              6.30%                              Lehman Index    $14,514
Inception           6.26%


                        LEHMAN INDEX TOTAL RETURN VS FUNDS

                      1994         9,908.00        10,250.00
                      1995        10,920.60        11,018.75
                      1996        11,560.54        11,864.99
                      1997        12,249.55        12,643.33
                      1998        13,140.10        13,527.10
                      1999        13,571.09        13,932.92
                      2000        14,514.28        14,950.02

                $10,000 Investment made 4/22/94 (Inception Date)


Past performance is not predictive of future performance

The Lehman Government 1-3 Year Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization with maturities between one and three years.


The PIA SHORT-TERM GOVERNMENT FUND achieved its goal of providing a high level of current income consistent with low volatility of principal again this year. The Fund returned 7.30% as compared to the unmanaged Lehman Government 1-3 Year index return of 6.95%. The Fund's NAV increased modestly during the year as bond yields fell, but the primary source of the Fund's relative outperformance was its high level of current income.




PIA TOTAL RETURN
BOND FUND

AVERAGE ANNUAL TOTAL RETURNS                           VALUE ON 11/30/00
----------------------------                           -----------------
1 year                8.54%                      PIA Total Return Bond   $11,037
Inception             4.48%                      Lehman Index            $11,054

                       LEHMAN INDEX TOTAL RETURN VS FUNDS

                      1998        10,274.00        10,265.00
                      1999        10,139.41        10,189.04
                      2000        11,053.99        11,066.32



                $10,000 Investment made 9/01/98 (Inception Date)


Past performance is not predictive of future performance

The Lehman Gov/Credit index is an unmanaged index consisting of US Treasury & Agency bonds and publicly issued US Corporate and foreign debentures and secured notes.

The PIA TOTAL RETURN BOND FUND gained 8.54% for this year versus the unmanaged Lehman Gov/Credit index gain of 9.02%. The Fund benefited as bond yields fell over the course of the year, which generated positive returns above and beyond the Fund's yield. The Fund's portfolio weighting in corporate, agency and mortgage-backed bonds was larger than the index, on average. These types of securities generally gained less than Treasury bonds, and the Fund's performance lagged the index as a result.

                                 MONTEREY FUNDS
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2000

PIA EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS                           VALUE ON 11/30/00
----------------------------                           -----------------
1 year             10.48%                           PIA Equity      $13,206
Inception           7.25%                           S&P 500         $18,772

     $10,000 Investment made 12/13/96 (Date PIA became investment advisor)

Past performance is not predictive of future performance

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The PIA EQUITY FUND returned 10.48% for the fiscal year, significantly outperforming the S&P 500, which returned (4.84)% during the comparable period. The fund was well positioned to take advantage of the recovery in the small cap sector which developed over the year.




                       See notes to financial statements

                             Monterey Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                    MONTEREY
                                      FUNDS


                                    OCM GOLD






                                     [LOGO]

                                 ANNUAL REPORT
                               NOVEMBER 30, 2000

Dear Fellow Shareholder:

There are encouraging signs the bear market in gold and gold shares is over and a major bull market is set to begin. Over the past four years, the Clinton Administration promoted a strong dollar - weak gold price policy in order to establish the dollar as the preeminent global currency in the face of the introduction of the euro. The resulting foreign flow of capital into the United States, along with excessive growth of credit over this period, created a financial asset bubble that is now in the process of deflating. As foreigners decrease their exposure to the U.S. dollar, we believe the flow out of the dollar will have a crippling effect on the U.S. capital markets and the U.S. economy. Further, in our opinion it is unlikely the Bush Administration will stand in the way of a lower dollar in an effort to address the troublesome U.S. trade deficit, at least initially. Investment flows toward gold have historically increased following the bursting of prior financial asset bubbles. It will be particularly interesting to witness the reaction in the gold market this time around as we believe demand will overwhelm the various factions that have been lined up on the short side of the gold market.

For the calendar year 2000, your fund's net asset value declined 21.14% (24.44% after maximum sales load). For the fiscal year ending November 30 your fund's net asset value declined 25.89% (29.18% after maximum sales load). The gold price closed the year at $272.65, down 6.2% from the prior year close.

The Clinton Administration's policy to boost the dollar in the international markets involved a constant spin on the strength of the U.S. economy with a concerted effort across many fronts. Under the Clinton Administration, the Bureau of Labor Statistics changed the methodology used to calculate inflation and productivity data. As a result we believe productivity was overstated and inflation understated. The German Bundesbank and the OECD have publicly questioned the validity of the new methodology applied. The dollar received further boosts by the removal of trade barriers, the curtailment of long-term treasuries, financial market reforms, and the promotion of the U.S. as the lone superpower. The dollar became a virtuous circle - the stronger the dollar appeared, the more foreigners wanted to invest in the United States.
As foreigners helped push U.S. equity markets higher, the U.S. Government reaped a windfall of tax receipts, enhancing the country's fiscal position and encouraging yet greater confidence in the dollar.

While the strong dollar enhanced the economy in the short-run, it has caused large imbalances. The U.S. trade deficit reached a record 4.2% of GDP in 2000 at over $1billion per day. Foreign ownership of U.S. financial assets has swelled to $1.9 trillion. With the greatest concern being the 38% position foreigners have amassed in U. S. treasuries. They also own 20% of the U.S. corporate bond market and 8% of all U.S. equities. It is clear any meaningful move by foreigners to sell U.S. assets will have a profound impact on the credit and equity markets.

Perhaps most troublesome is the lack of investment in basic materials during this period of exceptional economic growth. The strong dollar favored investment in financial assets over commodities. The surge in energy prices and other commodity prices over the past year is a reflection of the shortages and higher prices that can be expected until the necessary capital investment is made to meet demand. On the flip side, excessive investment in the Internet and telecommunications sectors could undoubtedly lead to debt defaults that will compromise certain financial institutions.

Aiding the stature of the dollar has been the inability of gold to establish an uptrend. It is evident, in our opinion, the Clinton Administration pursued a policy to keep the gold price under pressure. Whether it was lobbying unsuccessfully to have the IMF sell gold or persuading allies like the United Kingdom to reduce gold reserves, the Clinton Administration was intent on maintaining a low gold price environment. This allowed the Government and economists to point to the gold price and claim there was no inflation while the amount of credit in the system expanded exponentially.

Government attempts to marginalize gold as a reserve asset is nothing new. In the 1960's the London Gold Pool led by the United States ,Britain and other European governments worked to depress the free market price of gold. The scheme ultimately failed in 1968 as diverging national interests and market forces overwhelmed the pool. Further, governments routinely intervene in the currency markets. Gold is a form of currency. As stated by Professor Robert Mundell, Nobel Price Winner, "gold is subject to a lot of elements of instability, not the least of which is the attempt on the part of several big governments to make it unstable."

The Government has not acknowledged involvement in influencing the gold price, just as there was never official acknowledgment that the London Gold Pool existed until after it collapsed. The one bit of evidence that appears to tie the Clinton Administration directly to the gold market is the loss of $1.6 billion by the Exchange Stabilization Fund (ESF) in the fourth quarter of 1999. The ESF is a pool of money controlled by the Treasury Department outside congressional oversight. It was in that period the gold price shot up in response to the European central banks' announcement that it would be limiting gold sales and leasing over the next five years. The ESF lost more than it had earned for the entire year to that point.

Market participants who have understood that a strong dollar policy was in place, have established aggressive short positions believed to be anywhere from two to four times annual mine production. Financial institutions and large hedge funds have been the most active players on the short side of the market through the use of gold loans. The gold market has absorbed the extra supply as demand has outstripped newly mined supply for 11 years in a row. In order to clear the market, we believe significantly higher prices will be needed to encourage sufficient supply to cover the oversized short position.

In our opinion a scramble to reverse the outstanding short position will transpire once investment demand for gold increases. For that to take place sentiment toward the dollar and U.S. financial assets must shift. With the collapse of the Nasdaq market, a reverse wealth effect is taking place. The economy is slowing down at an alarming rate with recession on the tongue of many economists. High energy prices are further straining the economy. Corporations with below investment grade ratings, such as Xerox, are finding it difficult to borrow operating funds. As the slowdown continues, the high growth multiples afforded the equity markets will most likely contract. At the beginning of 2001 the Nasdaq was still priced at 100 times earnings, the S&P 500 at 24 times and the Dow Jones Industrials at 29 times earnings.

The Federal Reserve has moved to a more accommodating monetary policy in an effort to avert problems in the credit markets. The Bush Administration is proposing to fast track tax cuts and government spending in order stimulate the economy and hinting a lower dollar may help cure some of the U.S. trade ills. However, low interest rate policies and increased budget deficits do not necessarily lead to a pick up in economic activity as shown recently in Japan. Such policies may actually precipitate an international run on the dollar, fueling inflation and a host of other problems, such as a call on the derivative positions of the banking industry.

Central bankers holding 78% of their reserves in dollars will be forced to rethink their positions. With Japan suffering from continued economic woes and the euro still in the experimental stage, the alternatives are limited. In 1968, the London gold market needed to close for two weeks in order to sort out the rush of buy orders when the market became suspect of paper currencies upon the collapse of the London Gold Pool. While a similar scenario seems farfetched, the gold market is perhaps in the most oversold position in history at a time when the dollar is most vulnerable.

GOLD SHARES

The gold sector's slump continued through 2000. The Philadelphia Gold and Silver Index was down 24.4%, while the Johannesburg All Gold Index declined 38%. The poor performance can be tied directly to persistently low gold prices, with a general level of disappointment following the failure of gold prices to sustain an upward trend following the Washington Agreement in the fall of 1999.

In response to the low gold price environment, senior gold producers have moved to consolidate their positions in the industry. Newmont Mining recently completed the takeover of Battle Mountain Gold in order to capitalize on its Nevada infrastructure. AngloGold took over Acacia Resources of Australia and purchased interests in two lower cost mines while disposing two unprofitable operations in South Africa. Meanwhile, the South African government rebuffed Franco-Nevada in its attempt to merge with Gold Fields, Ltd., but the company remains on the prowl for a deal.

Without an appreciable increase in the price of gold, the current level of production will be drastically reduced. A number of mine closures occurred in 2000 along with the postponement of a number of new projects. Industry analysts estimate a gold price of $380 to $400 is needed to sustain the industry long-term.

Two of the better performing shares in your portfolio over the past year were Goldcorp and Meridian Gold, both intermediate sized gold producers with high-grade mines. Meridian's earnings are rising as its El Penon operation in Chile is producing gold below $80 an ounce. Goldcorp commenced production at its Red Lake mine in the fourth quarter and is expected to be one of the lowest cost producers in the world.

INVESTMENT STRATEGY

It is our belief the gold market is poised for a major upward move from current depressed levels as confidence in financial assets wanes . Gold equities will benefit as capital markets rediscover the earnings leverage of the gold mining industry in a rising gold price environment. We are therefore maintaining a fully invested position at current levels.

Your Fund continues to focus the largest percentage of its portfolio on high-quality senior gold producers that are unhedged to lightly hedged, favoring North American producers such as Newmont Mining. Exposure to South African gold shares is at 10% of the portfolio. We are constantly evaluating the portfolio's country risk profile in order to limit concentration in politically sensitive areas. Positions in individual companies exhibiting growth of reserves and increasing profitable production will continue to be an important component of the portfolio as long as fundamentals remain positive.

CONCLUSION

The strength of the dollar has been the cornerstone of one of the greatest periods of credit expansion ever, with the possible exception of the Tulip Bulb Mania in Holland in 1635. The fallout of prior periods of massive credit expansion has led investors to gravitate toward gold and gold shares, as gold is an owned asset and not someone else's liability. Noted South African technical analyst, Dr. Clive Roffey, who called the top in the Nasdaq market, is calling for gold to be the top sector in 2001, "representing the best relative value in 30 years."

Your confidence in the Fund's objectives is deeply appreciated.

Sincerely,

/s/ GREGORY M. ORRELL
---------------------
Gregory M. Orrell
Portfolio Manager



                                 MONTERY FUNDS
                                    OCM GOLD
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2000


--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS 95.93%
                 MAJOR GOLD PRODUCERS 50.22%
     35,000      Anglogold Ltd. ADR ..............................   $  434,219
     32,000      Barrick Gold Corp. ..............................      480,000
     20,000      Freeport-McMoRan Copper &
                     Gold Inc Class B ............................      161,250
    125,000      Gold Fields Ltd. ADR ............................      359,375
     30,000      Harmony Gold Mining - ADR .......................      114,844
    150,000      Homestake Mining Co. ............................      740,625
     75,000      Newmont Mining Corp. ............................    1,171,875
    130,000      Placer Dome Inc. ................................    1,178,125
                                                                     ----------
                                                                      4,640,313
                                                                     ----------

                 INTERMEDIATE/MID-TIER GOLD
                 PRODUCERS 25.44%
     50,000      Agnico-Eagle Mines ..............................      328,125
    130,000      Battle Mountain Gold Co. ........................      203,125
     15,000      Compania de Minas Buenaventura - ADR ............      174,375
    140,000      GoldCorp Inc.* ..................................      857,500
    300,000      Kinross Gold Corp.* .............................      168,750
     15,000      Lihir Gold LTD-Sponsored ADR* ...................       92,344
     85,000      Meridian Gold Inc.* .............................      478,125
     25,000      TVX Gold Inc.* ..................................       48,437
                                                                     ----------
                                                                      2,350,781
                                                                     ----------

                 JUNIOR GOLD PRODUCERS 7.70%
     55,000      Aurizon Mines, Ltd.* ............................       18,788
     75,000      Glamis Gold Ltd.* ...............................      107,813
     80,000      Golden Cycle Gold Corp.* ........................      420,000
    150,000      Miramar Mining Corp.* ...........................       87,840
     55,000      Richmont Mines Inc.* ............................       50,101
     30,000      River Gold Mines Ltd.* ..........................       22,936
     25,000      Viceroy Resources Corp.* ........................        4,473
                                                                     ----------
                                                                        711,951
                                                                     ----------

                 EXPLORATION AND DEVELOPMENT
                 COMPANIES 1.89%
     15,000      Aber Resources Ltd.* ............................      131,759
    200,000      Addwest Minerals International Ltd.* . ..........        7,157



(continued)
--------------------------------------------------------------------------------
Shares/Principal Value                                                  Value
--------------------------------------------------------------------------------

     10,000      Golden Queen Mining Ltd.* .......................   $    1,562
    185,500      New Guinea Gold Corp.* ..........................        6,638
     25,000      Omni Resources Inc.* ............................        1,627
    100,000      Silver Eagle Resources Inc.* ....................       26,027
                                                                     ----------
                                                                        174,770
                                                                     ----------

                 PRIMARY SILVER PRODUCERS 0.58%
     18,332      Coeur D'Alene Mines Corp. .......................       20,624
     52,100      Hecla Mining Co.* ...............................       32,562
                                                                     ----------
                                                                         53,186
                                                                     ----------

                 PLATINUM/PALLADIUM PRODUCERS 5.86%
     35,000      North American Palladium* .......................      288,750
      7,500      Stillwater Mining Co.* ..........................      252,675
                                                                     ----------
                                                                        541,425
                                                                     ----------

                 GOLD MINING ROYALTY COMPANIES 4.24%
     40,000      Franco Nevada Mining Corp. ......................      391,698
                                                                     ----------

TOTAL COMMON STOCKS
                 (cost $12,617,073) ..............................    8,864,124
                                                                     -----------

PREFERRED STOCKS 0.58%
      1,200      Battle Mtn. Gold Co. ............................       34,950
      1,000      Placer Dome Inc Pfd. Series A ...................       19,000
                                                                     ----------

TOTAL PREFERRED STOCKS
                 (cost $45,797) ..................................       53,950
                                                                     ----------

SHORT TERM INVESTMENTS 3.18%
                 MUTUAL FUNDS 3.18%
    293,601      Firstar Treasury Fund
                 (cost $293,601) .................................      293,601
                                                                     ----------

TOTAL INVESTMENTS
                 (cost $12,956,471) ....................    99.69%    9,211,675
OTHER ASSETS LESS LIABILITIES ..........................     0.31%       28,781
                                                           -------   ----------
TOTAL NET ASSETS .......................................   100.00%   $9,240,456
                                                           =======   ==========

ADR  American Depository Receipt
  *  Non income producing security


                       See notes to financial statements


                                      -5-



                                 MONTEREY FUNDS
                                    OCM GOLD
            STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2000

ASSETS
        Investments in securities, at value
          (cost $12,956,471) .................................     $  9,211,675
        Receivable for fund shares sold ......................          298,241
        Income receivable ....................................            7,923
        Due from investment adviser (Note 3) .................            2,920
        Prepaid expenses and other ...........................            4,578
                                                                   ------------
                Total assets .................................        9,525,337
                                                                   ------------

LIABILITIES
        Payable for fund shares redeemed .....................          240,628
        Accrued distribution fee (Note 4) ....................           29,482
        Accrued expenses and other ...........................           14,771
                                                                   ------------
                Total liabilities ............................          284,881
                                                                   ------------

                Net assets ...................................     $  9,240,456
                                                                   ============

NET ASSETS
        Shares of beneficial interest, no par value;
          unlimited shares authorized ........................     $ 15,569,204
        Accumulated net realized loss on investments .........       (2,583,952)
        Net unrealized depreciation on investments ...........       (3,744,796)
                                                                   ------------
                Net assets ...................................     $  9,240,456
                                                                   ============

CALCULATION OF MAXIMUM OFFERING PRICE
        Net asset value and redemption price per share .......     $       3.52
        Maximum sales charge (4.50% of offering price) .......             0.17
                                                                   ------------
        Offering price to public .............................     $       3.69
                                                                   ------------
        Shares outstanding ...................................        2,626,787
                                                                   ============


                       See notes to financial statements


                                      -6-




                                 MONTEREY FUNDS
                                    OCM GOLD
          STATEMENT OF OPERATION - FOR THE YEAR ENDED NOVEMBER 30, 2000



INVESTMENT INCOME
        Dividends ..............................................    $    90,939
        Interest ...............................................         41,946
                                                                    -----------
                Total investment income ........................        132,885
                                                                    -----------
EXPENSES
        Adviser fees (Note 3) ..................................        106,230
        Distribution fees (Note 4) .............................        105,168
        Administrative fees (Note 3) ...........................         19,896
        Transfer agent fees ....................................         22,807
        Custodian fees .........................................         12,269
        Audit fees .............................................          9,643
        Legal fees .............................................          3,274
        Registration fees ......................................         23,189
        Trustees' fees .........................................          1,351
        Printing expense .......................................          7,428
        Postage expense ........................................          3,713
        Other expenses .........................................          2,112
                                                                    -----------
                Total expenses .................................        317,080
        Less: Expense reimbursement from adviser (Note 3) ......        (57,878)
                                                                    -----------
                Net expenses ...................................        259,202
                                                                    -----------
                Net investment loss ............................       (126,317)
                                                                    -----------

REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized loss on investments .......................        (74,928)
        Net change in unrealized deprecation on investments ....     (3,040,988)
                                                                    -----------
        Net loss on investments ................................     (3,115,916)
                                                                    -----------
        Net decrease in net assets resulting from operations ...    $(3,242,233)
                                                                    ===========


                       See notes to financial statements



                                 MONTEREY FUNDS
                                    OCM GOLD
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Year ended       Year ended
                                                                                 Nov. 30,        Nov. 30,
                                                                                   2000            1999
                                                                              ------------------------------
OPERATIONS
        Net investment loss ...............................................   $   (126,317)   $    (99,883)
        Net realized loss on investments ..................................        (74,928)       (667,419)
        Net change in unrealized appreciation (depreciation) on investments     (3,040,988)        339,128
                                                                              ------------    ------------
        Net decrease in net assets resulting from operations ..............     (3,242,233)       (428,174)
                                                                              ------------    ------------

FUND SHARE TRANSACTIONS
        Net proceeds from shares sold .....................................      3,693,498       4,601,404
        Payment for shares redeemed .......................................     (3,009,904)       (625,395)
                                                                              ------------    ------------
        Net increase in net assets from fund share transactions ...........        683,594       3,976,009
                                                                              ------------    ------------
        Net increase (decrease) in net assets .............................     (2,558,639)      3,547,835
        NET ASSETS, BEGINNING OF YEAr .....................................     11,799,095       8,251,260
                                                                              ------------    ------------
        NET ASSETS, END OF YEAR ...........................................   $  9,240,456    $ 11,799,095
                                                                              ============    ============

CHANGES IN SHARES OUTSTANDING
        Shares sold .......................................................        895,330         963,359
        Shares redeemed ...................................................       (754,252)       (134,176)
                                                                              ------------    ------------
        Net increase in shares outstanding ................................        141,078         829,183
                                                                              ============    ============

                       See notes to financial statements


                                      -8-


                                 MONTEREY FUNDS
                                    OCM GOLD
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000

NOTE 1.  ORGANIZATION
         Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Technology Convertibles Fund and the PIA Total Return Bond Fund (collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund, (the "Fund"), is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market.

         OPTIONS--When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

         If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, the Fund paid no Federal Income taxes and no Federal income tax provision was required.

         OTHER--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                 MONTEREY FUNDS
                                    OCM GOLD
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2000 (continued)

NOTE 3.  INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
         The Gold Fund has an advisory agreement with Orrell Capital Management, Inc. ("Orrell"). Under the agreement, the Gold Fund pays Orrell a fee computed daily and payable monthly, at the following annual rates based upon daily net assets:

                         ASSETS                             FEE RATE
                         ------                             --------
                    0 to $50 million                          1.000%
                    $50 million to $75 million                0.875%
                    $75 million to $100 million               0.750%
                    $100 million to $150 million              0.625%
                    $150 million to $250 million              0.500%
                    Over $250 million                         0.375%

         During the year ended November 30, 2000, Orrell agreed to reimburse the Fund for expenses in excess of 2.44% of average net assets. The amount reimbursed by the adviser in 2000 is set forth in the Statement of Operations.

         The Trust has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS").

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund shares, in any fiscal year, subject to a limit of 0.99%. Distribution fees incurred by the Fund are set forth in the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES
         The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2000, were as follows:

                         PURCHASES               SALES
                         ---------               -----
                        $2,098,462             $ 315,857

         The cost for Federal income tax purposes is $12,959,381. Unrealized appreciation and depreciation on investments at November 30, 2000 based on cost for Federal income taxes are as follows:

               UNREALIZED               UNREALIZED
              APPRECIATION             DEPRECIATION                NET
              ------------             ------------                ---
                $573,320               ($4,321,026)            ($3,747,706)


At November 30, 2000, the Fund had tax basis capital losses which may be carried over to OFFSET future capital gains. Such LOSSES expire as follows:

                              Capital loss carryovers expiring in:

                                   2001           $  348,419
                                   2002            1,039,696
                                   2003               87,795
                                   2006              364,257
                                   2007              590,410
                                   2008              149,027
                                                  ----------
                                                  $2,579,614
                                                  ==========


                                 MONTEREY FUNDS
                                  OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS


                                                    Year ended     Year ended     Year ended     Year ended     Year ended
                                                     Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,
                                                      2000           1999            1998          1997++           1996*
                                                  -------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...........   $       4.75    $      4.98  $       5.09  $       8.29  $       5.91
                                                   ------------    -----------  ------------  ------------  ------------

Income From Investment Operations
Net investment loss ............................          (0.05)         (0.04)        (0.03)        (0.09)        (0.15)
Net realized and unrealized gain (loss)
        on investments .........................          (1.18)         (0.19)        (0.08)        (3.11)         2.53
                                                   ------------    -----------  ------------  ------------  ------------
Total from investment operations ...............          (1.23)         (0.23)        (0.11)        (3.20)         2.38
                                                   ------------    -----------  ------------  ------------  ------------

Less Distributions
Dividends from net investment income ...........           0.00           0.00          0.00          0.00          0.00
                                                   ------------    -----------  ------------  ------------  ------------
Total distributions ............................           0.00           0.00          0.00          0.00          0.00
                                                   ------------    -----------  ------------  ------------  ------------
Net asset value, end of period .................   $       3.52    $      4.75  $       4.98  $       5.09  $       8.29
                                                   ============    ===========  ============  ============  ============

TOTAL RETURN** .................................         (25.89%)        (4.62%)       (2.16%)      (38.60%)       40.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...........   $      9,240    $    11,799  $      8,251  $      1,627  $      1,531
Ratio of expenses to average net assets ........           2.44%          2.44%         2.44%         2.44%         2.37%
Ratio of expenses to average net
        assets, before reimbursement ...........           2.99%          3.02%         3.32%         5.78%         6.15%
Ratio of net investment income (loss) to average
        net assets .............................          (1.19)%        (1.03%)       (0.96%)       (1.60%)       (1.72%)
Portfolio turnover rate ........................           3.29%          9.03%         1.73%        17.68%        35.70%

*   Based on average shares outstanding.
**  Excluding sales charge.
++ On 12/13/96 Orrell Capital Management Inc. became the Fund's investment adviser. Prior to 12/31/96 Monitrend Investment Management, Inc. was the Fund's investment adviser.


                       See notes to financial statements

                                      -11-

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OCM Gold Fund, series of Monterey Mutual Fund, (the "Trust") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to December 1, 1998 were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
December 22, 2000

                                 MONTEREY FUNDS
                                    OCM GOLD
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2000



AVERAGE ANNUAL TOTAL RETURNS                       VALUE ON 11/30/00
----------------------------                       -----------------
1 year              (29.18%)                OCM Gold                $ 4,065
Inception           (20.30%)                Phil. Gold & Silver     $ 4,279
                                            S&P 500                 $18,772



$10,000 Investment made 12/13/96 (date Orrell became investment adviser)


                                [GRAPH OMITTED]


Past performance is not indicative of future results.



The Philadelphia gold and silver share index (XAU) is an unmanaged index of 10 gold and silver shares listed on U.S. exchanges and is generally considered as representative of the gold and silver share market.

The S&P 500 index is a broad unmanaged index generally considered as representative of the U.S. equity market.

                             Monterey Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401